As filed with the Securities and Exchange Commission on May 2, 2011
1933 Act File No. 333-96461
1940 Act File No. 811-09813

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
Pre-Effective Amendment No. ____ |_|
Post-Effective Amendment No. 28 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
Amendment No. 29 |X|

(Check appropriate box or boxes)

SCOUT FUNDS
(Exact Name of Registrant as Specified in Charter)

1010 Grand Boulevard, Kansas City, MO 64106
 (Address of Principal Executive Offices) (Zip Code)

(816) 860-7000
(Registrant's Telephone Number, including Area Code)

LAWRENCE A. KNECHT, ESQ.
UMB Bank, n.a.
1010 Grand Boulevard
Kansas City, MO  64106
 (Name and Address of Agent for Service of Process)

With Copies to:

CONSTANCE E. MARTIN
UMB Bank, n.a.
1010 Grand Boulevard
Kansas City, MO 64106

MICHAEL P. O'HARE, ESQ.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
|X| immediately upon filing pursuant to paragraph (b) of Rule 485
|_| on (date) pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_| on (date) pursuant to paragraph (a)(1) of Rule 485
|_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
|_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the Scout Core Bond Fund and Scout Core Plus Bond Fund series of the Registrant.  No other information relating to any other series of the Registrant is amended or superseded hereby.

SCOUT FUNDS

PROSPECTUS  May 2, 2011

Core Bond Fund
Institutional Class (SCCIX)
Class Y (SCCYX)

Core Plus Bond Fund
Institutional Class (SCPZX)
Class Y (SCPYX)

Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS                                           May 2, 2011
TOLL-FREE 1-800-996-2862

Scout Core Bond Fund
Scout Core Plus Bond Fund

Investment Advisor:
SCOUT INVESTMENTS, INC.
Kansas City, Missouri

Distributor:
UMB DISTRIBUTION SERVICES, LLC
Milwaukee, Wisconsin

TABLE OF CONTENTS

INFORMATION ABOUT THE FUNDS
Scout Core Bond Fund Summary                                                                                                                                                           1
Scout Core Plus Bond Fund Summary                                                                                                                                                   6
Important Additional Information                                                                                                                                                          11
Additional Information about Investment Objectives, Policies and Portfolio Holdings                                                               11
Investment Advisor and Portfolio Managers                                                                                                                                      16
Financial Highlights                                                                                                                                                                                 18

BUYING, SELLING AND EXCHANGING SHARES
Before You Invest                                                                                                                                                                                      22
Buying Shares                                                                                                                                                                                            24
Selling Shares                                                                                                                                                                                             27
Exchanging Shares                                                                                                                                                                                    31
Special Features and Services                                                                                                                                                                  33
Other Shareholder Information                                                                                                                                                                34
Dividends, Distributions and Taxes                                                                                                                                                       36

The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.
They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

SCOUT CORE BOND FUND SUMMARY

Investment Objective

The Scout Core Bond Fund’s investment objective is a high level of total return consistent with the preservation of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Class Y
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None
____________________________

Annual Fund Operating Expenses (expenses deducted from Fund assets)	Institutional Class	Class Y
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	None	0.25%
Other Expenses1	0.21%	0.36%
Total Annual Fund Operating Expenses	0.61%	1.01%
Less Advisor’s Fee Reduction and/or Expense Assumption2	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses (after Fee Reduction and/or Expense Assumption)	0.40%	0.80%
____________________
1
“Other Expenses” for Class Y shares include a shareholder servicing fee of 0.15%.  "Other Expenses" for Institutional Class shares and Class Y shares are based on the estimated amounts for the current fiscal year.

2
Scout Investments, Inc. (the “Advisor”) has entered into an agreement to reduce advisory fees and/or assume certain fund expenses through April 21, 2013 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%.  If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it reduced or expenses that it assumed during the previous three year period.  This expense limitation agreement may not be terminated prior to April 21, 2013 unless the Fund’s Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that only the first two years in the example reflect the effect of the Advisor’s contractual agreement to limit overall Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

Core Bond Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$41	$152	$297	$721
Class Y	$82	$279	$516	$1,197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Frontegra Columbus Core Fund’s (the Fund’s predecessor fund) portfolio turnover rate was 1,063% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage and asset-backed securities.  The Fund invests primarily in investment grade bonds.  Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard & Poor’s (“S&P”).

The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market.  The Advisor employs a two-step process in managing the Fund.  The first step is to establish the portfolio’s duration, or interest rate sensitivity.  The Advisor determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less the Advisor’s estimate of inflation) to historical real interest rates.  If the current real rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with duration greater than the market duration. In general, securities with longer maturities are more sensitive to interest rate changes.  If the current real rate is less than historical norms, the market is considered overvalued and the Advisor will run a defensive portfolio by managing the portfolio with duration less than the market duration.  The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.

Once the Advisor has determined an overall market strategy, the second step is to select the most attractive bonds for the Fund. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest-rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund’s portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund’s portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products.  These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way.  The credit default swap agreements that the Fund invests in may provide investment grade fixed income exposure.

2

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.  They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.  These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks:  The Fund’s investments are subject to the risks inherent in individual bond selections.  Yields and principal values of debt securities (bonds) will fluctuate.  Generally, values of debt securities change inversely with interest rates.  As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down.  Furthermore, these fluctuations tend to increase as a bond’s time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.  Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally, the longer a bond’s maturity, the greater the risk. Conversely, the shorter a bond’s maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Portfolio Turnover Risks: When a Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund’s return.

3

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the Fund’s Board of Trustees.  The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swap Risks: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged.  The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index.  The Fund’s (and its predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

The Frontegra Columbus Core Fund was reorganized into the Fund on April 21, 2011.  Based on an analysis of the attributes of the funds, the historical performance and financial history of the Frontegra Columbus Core Fund has been adopted by the Fund and is presented below.

There is no performance information quoted for Class Y shares of the Fund as Class Y shares were not previously offered for sale to the public.

Annual Total Return for Institutional Class Shares as of December 31 of Each Year

2002	2003	2004	2005	2006	2007	2008	2009	2010
6.81%	5.10%	4.56%	2.49%	4.57%	7.76%	-6.45%	28.36%	7.48%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 20.71% (quarter ended September 30, 2009) and the Fund’s lowest quarterly return was -3.90% (quarter ended September 30, 2008).

4

Average Annual Total Return as of December 31, 2010

Institutional Class	1 Year	5 Years	Since Inception (2/23/2001)
Return Before Taxes	7.48%	7.78%	6.51%
Return After Taxes on Distributions	6.40%	5.95%	4.72%
Return After Taxes on Distributions and Sale of Fund Shares	4.85%	5.56%	4.50%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)1	6.54%	5.80%	5.84%
Barclays Capital 1-5 Year Govt./Credit Index (reflects no deduction for fees, expenses or taxes)1	4.08%	5.05%	4.88%

1
In connection with the reorganization of the Frontegra Columbus Core Fund into the Fund, the Fund changed its primary benchmark to the Barclays Capital U.S. Aggregate Bond Index from the Barclays Capital 1-5 Year Govt./Credit Index.  The Barclays Capital U.S. Aggregate Bond Index, which has been the long-standing benchmark index for the Fund’s total return investment strategy, represents the securities of the U.S. dollar-denominated investment grade bond market, and is widely used as a reference benchmark for bond market performance.  The Fund’s old benchmark index, the Barclays Capital 1-5 Year Govt./Credit Index, was an appropriate benchmark for a fund that seeks income from investing in high-quality, short-term fixed income securities, which was the Fund’s prior investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
Mark M. Egan	Lead Portfolio Manager of the Fund	Since December 2010 (and the predecessor fund since 2001)
Thomas M. Fink	Co-Portfolio Manager of the Fund	Since December 2010 (and the predecessor fund since 2001)
Todd Thompson	Co-Portfolio Manager of the Fund	Since December 2010 (and the predecessor fund since 2001)
Steven T. Vincent	Co-Portfolio Manager of the Fund	Since December 2010 (and the predecessor fund since 2009)

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 11 of the Prospectus.

5

SCOUT CORE PLUS BOND FUND SUMMARY

Investment Objective

The Scout Core Plus Bond Fund’s investment objective is a high level of total return consistent with the preservation of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Class Y
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None
____________________________

Annual Fund Operating Expenses (expenses deducted from Fund assets)	Institutional Class	Class Y
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	None	0.25%
Other Expenses1	0.11%	0.26%
Total Annual Fund Operating Expenses	0.51%	0.91%
Less Advisor’s Fee Reduction and/or Expense Assumption2	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses (after Fee Reduction and/or Expense Assumption)	0.40%	0.80%
____________________
1
“Other Expenses” for Class Y shares include a shareholder servicing fee of 0.15%. “Other Expenses” for Institutional Class shares and Class Y shares are based on the estimated amounts for the current fiscal year.

2
Scout Investments, Inc. (the “Advisor”) has entered into an agreement to reduce advisory fees and/or assume certain fund expenses through April 21, 2013 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%.  If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it reduced or expenses that it assumed during the previous three year period.  This expense limitation agreement may not be terminated prior to April 21, 2013 unless the Fund’s Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that only the first two years in the example reflect the effect of the Advisor’s contractual agreement to limit overall Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

6

Core Plus Bond Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$41	$141	$263	$619
Class Y	$82	$268	$482	$1,099

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Frontegra Columbus Core Plus Fund’s (the Fund’s predecessor fund) portfolio turnover rate was 1,006% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage- and asset-backed securities.  The Fund invests primarily in investment grade bonds, but may also invest up to 25% of its assets in non-investment grade fixed income securities, also known as high yield securities.  Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by S&P.

The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. The Advisor employs a two-step process in managing the Fund. The first step is to establish the portfolio’s duration, or interest rate sensitivity. The Advisor determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less the Advisor’s estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with duration greater than the market duration. In general, securities with longer maturities are more sensitive to interest rate changes.  If the current real rate is less than historical norms, the market is considered overvalued and the Advisor will run a defensive portfolio by managing the portfolio with duration less than the market duration.  The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.

Once the Advisor has determined an overall market strategy, the second step is to select the most attractive bonds for the Fund. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest-rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund’s portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund’s portfolio turnover rate will vary from year to year depending on market conditions.

7

The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products.  These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way.  The credit default swap agreements that the Fund invests in may provide exposure to the entire investment grade and high yield fixed income market, which can include underlying issuers rated as low as CCC by S&P.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.  They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.  These shares involve investment risks, including the possible loss of the principal invested.

Market Risks:  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks:  The Fund’s investments are subject to the risks inherent in individual bond selections.  Yields and principal values of debt securities (bonds) will fluctuate.  Generally, values of debt securities change inversely with interest rates.  As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down.  Furthermore, these fluctuations tend to increase as a bond’s time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.  Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks:  The Fund will invest in bonds of varying maturities.  Generally, the longer a bond’s maturity, the greater the risk.  Conversely, the shorter a bond’s maturity, the lower the risk.

Credit Risks:  Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

Credit Ratings Risks:  Ratings by nationally recognized ratings agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks:  The Fund’s income could decline due to falling market interest rates.  In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks:  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets.  Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Portfolio Turnover Risks:  When a Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund’s return.

8

Liquidity Risks:  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Management Risks:  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Valuation Risks:  The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the Fund’s Board of Trustees.  The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swap Risks:  Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly.  These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund.  The credit default swap market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged.  The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

High Yield Security Risks:  High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy.  They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index.  The Fund’s (and its predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

The Frontegra Columbus Core Plus Fund was reorganized into the Fund on April 21, 2011.  Prior to that date, the Fund had no investment operations.  Therefore, the historical returns shown below are those of the Frontegra Columbus Core Plus Fund.  The Frontegra Columbus Core Plus Fund had the same investment objective and substantially similar investment strategies as the Fund, and was managed by the same portfolio managers.

Annual Total Return for Institutional Class Shares as of December 31 of Each Year

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
7.40%	5.72%	9.22%	5.04%	2.65%	6.50%	7.86%	-9.15%	35.19%	10.06%

9

During the periods shown in the bar chart above the Fund’s highest quarterly return was 25.80% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -5.13% (quarter ended September 30, 2008).

Average Annual Total Return as of December 31, 2010

Institutional Class	1 Year	5 Years	10 Years
Return Before Taxes	10.06%	9.20%	7.58%
Return After Taxes on Distributions	6.80%	6.11%	4.96%
Return After Taxes on Distributions and Sale of Fund Shares	6.50%	6.02%	4.91%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

Class Y	1 Year	Since Inception (11/12/2009)
Return Before Taxes	9.59%	8.63%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
Mark M. Egan	Lead Portfolio Manager of the Fund	Since April 2011 (and the predecessor fund since 1996)
Thomas M. Fink	Co-Portfolio Manager of the Fund	Since April 2011 (and the predecessor fund since 2000)
Todd Thompson	Co-Portfolio Manager of the Fund	Since April 2011 (and the predecessor fund since 2001)
Steven T. Vincent	Co-Portfolio Manager of the Fund	Since April 2011 (and the predecessor fund since 2009)

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 11 of the Prospectus.

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IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares. Shareholders may purchase and sell shares on each day that the Fund is open for business, which is normally any day that the New York Stock Exchange is open for unrestricted trading.

	Class Y		Institutional Class
Type of Account	Initial Minimum Purchase	Additional Minimum Purchase	Initial Minimum Purchase	Additional Minimum Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100	$100,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100	$100,000	$100
Gifts to Minors (UGMA/UTMA)	$250	$100	$100,000	$100
Automatic Investment Plan	$100	$50	$100,000	$50
Exchanges	$1,000	$1,000	$100,000	$1,000

You may purchase, redeem or exchange shares by regular mail (Scout Funds, P.O. Box 1241, Milwaukee, WI 53201-1241), overnight courier (Scout Funds, 803 West Michigan Street, Milwaukee, WI 53233-2301), telephone (1-800-996-2862) or online (www.scoutfunds.com).

Shares issued by the Scout Core Bond Fund (previously called Scout Bond Fund) before the reorganization of the Frontegra Columbus Core Fund with and into the Scout Core Bond Fund on April 21, 2011, as well as those issued in connection with the reorganization, will be Institutional Class shares.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND PORTFOLIO HOLDINGS

Investment Objectives. The investment objective of the Scout Core Plus Bond Fund is a high level of total return consistent with the preservation of capital.  The investment objective of the Scout Core Bond Fund is a high level of total return consistent with the preservation of capital.  Each Fund’s investment objective may be changed by the Board without shareholder approval.  If the Board approves a change in a Fund’s investment objective, shareholders will be given advance written notice of the change.  Each Fund intends to pursue its objective by investing as described above and will dispose of portfolio holdings any time that the Advisor believes that they are no longer suitable for achieving the Fund’s objective.

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Principal Investment Strategies.

The Funds invest primarily in diversified portfolios of fixed income securities of varying maturities. Under normal market conditions, each Fund will invest at least 80% of its assets, determined at the time of purchase, in bonds.  In cases where a Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the Fund will (as indicated above) provide shareholders with written notice of the change at least sixty days before it occurs.

Types of bonds include: short-term fixed income securities; U.S. government securities; corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard & Poor’s (“S&P”). With respect to the Scout Core Plus Bond Fund only, the investment strategy of the Fund is referred to as “Core Plus” because the Advisor has the ability to add high yield securities to a core portfolio of investment grade securities.

The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. The Advisor employs a two-step process in managing each Fund. The first step is to establish the portfolio’s duration, or interest rate sensitivity. The Advisor determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less the Advisor’s estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with duration greater than the market duration. In general, securities with longer maturities are more sensitive to interest rate changes.  If the current real rate is less than historical norms, the market is considered overvalued and the Advisor will run a defensive portfolio by managing the portfolio with duration less than the market duration.

Once the Advisor has determined an overall market strategy, the second step is to select the most attractive bonds for each Fund. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest-rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble each Fund’s portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in each Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, each Fund’s portfolio turnover rate will vary from year to year depending on market conditions.

The portfolio duration of each Fund will normally fall between two and seven years based on market conditions. Duration is a measure of a fixed income security’s average life that reflects the present value of the security’s cash flow, and accordingly is a measure of price sensitivity to interest rate changes. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%. The longer the duration, the more susceptible the portfolio will be to changes in interest rates.

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Fixed Income Securities. Issuers of fixed income securities have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain securities (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates. As a result, the Funds may be required to invest the unanticipated proceeds of the called security at lower interest rates, which may cause a Fund’s income to decline.

Commercial paper generally is considered the shortest form of fixed income security. Notes whose original maturities are two years or less are considered short-term obligations. The term “bond” generally refers to securities with maturities longer than two years. Bonds with maturities of three years or less are considered short-term, bonds with maturities between three and ten years are considered intermediate-term, and bonds with maturities greater than ten years are considered long-term.

Mortgage- and Other Asset-Backed Securities. The Funds may invest in mortgage- and other asset-backed securities. Mortgage-backed securities represent direct or indirect participation in mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not mortgage loans. Instead, they include assets such as motor vehicle installment sales contracts, installment loan contracts, home equity loans, leases of various types of property and receivables from credit card issuers or other revolving credit arrangements.

Credit Default Swaps. The Funds may enter into single-name credit default swap agreements in order to gain exposure to a particular company when it is more economically viable than traditional bonds. The Funds may enter into credit default swap agreements either as a buyer or seller. A credit default swap agreement is an instrument that enables the Funds to buy or sell protection against a defined credit event, which is typically a default. The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by the Funds. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. As a seller, a Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is generally the par value (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit Default Swap Index Products. The Funds may also invest in credit default swap index products, in particular CDX index products, and in options on credit default swap index products. These instruments are designed to track segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. These instruments allow the Funds to obtain broad market exposure, with less company-specific risk than single-name credit default swap agreements.

Ratings Agencies. Ratings agencies, such as S&P, are organizations that assign ratings to securities based on that agency’s opinion of the quality of debt securities. It should be emphasized, however, that ratings are general, are not absolute standards of quality and do not reflect an evaluation of market risk. Debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

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Non-Investment Grade Debt Securities (High Yield Securities) (Scout Core Plus Bond Fund Only). Although the Scout Core Plus Bond Fund primarily will invest in investment grade fixed income securities, the Fund may invest up to 25% of its assets in fixed income securities that are rated below investment grade. Investment grade fixed income securities include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by S&P. High yield securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Although it is not precluded from doing so, the Fund generally does not invest in high yield securities rated below BB by S&P.

Temporary Strategies. Each Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Principal Risk Factors.

Market Risks. Each Fund’s investments are subject to market risk, which may cause the value of a Fund’s investments to decline. If the value of a Fund’s investments goes down, you may lose money. The share price of each Fund is expected to fluctuate. Your shares at redemption may be worth more or less than your initial investment. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks. The Fund’s investments are subject to the risks inherent in individual bond selections.  Yields and principal values of debt securities (bonds) will fluctuate.  Generally, values of debt securities change inversely with interest rates.  As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down.  Furthermore, these fluctuations tend to increase as a bond’s time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.  Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.  Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Maturity Risks. The Funds will invest in bonds of varying maturities. A bond’s maturity is one indication of the interest rate exposure of a security. Generally, the longer a bond’s maturity, the greater the risk. Conversely, the shorter a bond’s maturity, the lower the risk.

Credit Risks. Individual issues of fixed income securities in the Funds may also be subject to the credit risk of the issuer. Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due. Credit markets are currently experiencing greater volatility due to recent market conditions.

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Credit Ratings Risks. Ratings by nationally recognized rating agencies represent the agencies’ opinion of the credit quality of an issuer. However, these ratings are not absolute standards of quality and do not guarantee the creditworthiness of an issuer. Ratings do not necessarily address market risk and may not be revised quickly enough to reflect changes in an issuer’s financial condition.

Income Risks. The Funds’ income could decline due to falling market interest rates. In a falling interest rate environment, the Funds may be required to invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Funds for any particular period.

Mortgage- and Asset-Backed Securities Risks. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. For example, interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and principal may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. If a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets.

Portfolio Turnover Risks. The portfolio turnover rate indicates changes in a Fund’s securities holdings. When a Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities. Tax and transaction costs lower a Fund’s effective return for investors.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on a Fund’s management or performance.

Management Risks. The Funds are subject to management risk as actively-managed investment portfolios. The Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. If the Advisor is not able to select better-performing fixed income securities, the Funds may lose money.

Valuation Risks. The securities held by the Funds are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the Board of Trustees. The independent pricing service provides prices for debt securities that are based on various market inputs and industry information. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by the pricing service or dealers or the fair valuations will vary depending on the information that is available.

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Credit Default Swap Risks. Credit default swaps may involve greater risks than if the Funds had invested in the reference obligation directly. Credit default swaps are subject to general market risks, liquidity risks and credit risks. As noted above, if a Fund is a buyer in a credit default swap agreement and no credit event occurs, it will lose its investment. In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to a Fund. Credit default swap index products, in particular CDX index products, and options on credit default swap index products are subject to liquidity risks as well as other risks associated with investments in credit default swaps.

The Dodd-Frank Wall Street Reform and Consumer Protection Act includes new regulations to the credit default swap market and additional regulations will be forthcoming by the CFTC and other agencies. The regulation and performance of the credit default swap market is uncertain.

Leverage Risks Associated with Financial Instruments. Certain derivatives that the Funds may use may create leverage. Derivatives that involve leverage can result in losses to the Funds that exceed the amount originally invested in the derivatives.

High Yield Security Risk (Scout Core Plus Bond Fund Only). High yield securities tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

Disclosure of Portfolio Holdings. Each Fund makes a complete list of its portfolio holdings publicly available on the Funds’ web site, scoutfunds.com, approximately thirty days after the end of each month. Further, each Fund that holds equity securities discloses its top ten equity holdings on the Funds’ web site approximately fifteen days after the end of each fiscal quarter. This information is made available in order to enhance communications to the Funds’ shareholders and provide them with additional means of monitoring and evaluating their investments in the Funds. A further description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

INVESTMENT ADVISOR AND PORTFOLIO MANAGERS

INVESTMENT ADVISOR

Scout Investments, Inc. is each Fund’s investment advisor. The Advisor is a wholly-owned subsidiary of UMB Financial Corporation and is located at 1010 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced portfolio management and investment analysis and research staff. As of December 31, 2010, assets under the management of the Advisor were approximately $19.8 billion.

William B. Greiner is the Chief Investment Officer of the Advisor. Mr. Greiner was the Chief Investment Officer at UMB from 1999 to September 2003. From September 2003 to June 2004, Mr. Greiner managed private accounts and then returned to resume his role at UMB and the Advisor. Prior to originally joining UMB, he managed investments at Northern Trust Company, Chicago, Illinois. Mr. Greiner received his Bachelor of Arts in Business Administration – Economics/Finance from Washburn University.  He has been employed by the Advisor since June 2004.  Mr. Greiner is a CFA® charterholder, a member of the Kansas City CFA Society, and the CFA Institute, and has over 25 years investment management experience.

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The Funds have entered into an Investment Advisory Agreement with the Advisor. Pursuant to the Investment Advisory Agreement, the Advisor manages each Fund’s assets in accordance with the Fund’s investment objectives and policies. The Advisor makes all determinations with respect to the purchase and sale of securities in the Fund’s portfolio, including decisions on execution of the transactions, all subject to supervision of the Board of Trustees of the Scout Funds.  The Investment Advisory Agreement limits the liability of the Advisor, as well as its officers and employees, to acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations or duties.

Each Fund pays the Advisor an advisory fee at the annual rate of 0.40% on the Fund’s average daily net assets. These advisory fees are paid monthly.

The Advisor has entered into a contractual agreement to reduce all or a portion of its advisory fees and, if necessary, to assume certain other expenses through April 21, 2013 to the extent necessary so that net annual fund operating expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses of the Funds do not exceed 0.40% of each Fund’s average daily net assets.  After their expiration date, the Trust’s Board and Advisor may agree to continue, modify or terminate the expense limitation arrangement.  Under the expense limitation agreement described above, the Advisor retains the right to seek reimbursement from each Fund of fees previously reduced or expenses previously assumed to the extent such fees were reduced or expenses were assumed within three years of such reimbursement and such reimbursement will not exceed any applicable expense limitation agreement that was in place for the Fund at the time the fees were reduced or expenses were assumed.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Scout Core Bond Fund is available in the Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2010.  A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Scout Core Plus Bond Fund will be available in the Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2011.

PORTFOLIO MANAGERS

Information about the portfolio managers of each Fund is provided below.  No portfolio manager is solely responsible for making recommendations for portfolio purchases and sales.  Instead, all portfolio managers work together to develop investment strategies with respect to the Funds’ portfolio structure and issue selection.  Portfolio strategy is reviewed weekly by all the portfolio managers.  A staff of research analysts, traders and other investment professionals supports the portfolio managers.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund(s) he/she manages.

Mark M. Egan is the lead portfolio manager of the Scout Core Bond Fund and Scout Core Plus Bond Fund.  Thomas M. Fink, Todd Thompson and Steven T. Vincent are co-portfolio managers of the Funds.  Mr. Egan joined the Advisor on November 30, 2010.  He oversees the entire fixed income division of the Advisor, Reams Asset Management, and retains oversight over all investment decisions.  Mr. Egan was a Portfolio Manager of Reams Asset Management Company, LLC (“Reams”) from April 1994 until November 2010 and was a Portfolio Manager of Reams Asset Management Company, Inc. from June 1990 until March 1994.  Mr. Egan was a Portfolio Manager of National Investment Services until May 1990.

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Mr. Fink joined the Advisor on November 30, 2010.  He was a Portfolio Manager at Reams from December 2000 until November 2010.  Mr. Fink was previously a Portfolio Manager at Brandes Fixed Income Partners from 1999 until 2000, Hilltop Capital Management from 1997 until 1999, Centre Investment Services from 1992 until 1997 and First Wisconsin Asset Management from 1986 until 1992.

Mr. Thompson joined the Advisor on November 30, 2010.  He was a Portfolio Manager at Reams from July 2001 until November 2010.  Mr. Thompson was a Portfolio Manager at Conseco Capital Management from 1999 until June 2001 and was a Portfolio Manager at the Ohio Public Employees Retirement System from 1994 to 1999.

Mr. Vincent joined the Advisor on November 30, 2010.  He was a Portfolio Manager at Reams from October 2005 until November 2010.  Mr. Vincent was a Senior Fixed Income Analyst at Reams from September 1994 to October 2005.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of a Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent how much an investor in each Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Effective April 21, 2011, the Frontegra Columbus Core Fund was reorganized into the Scout Core Bond Fund and the Frontegra Columbus Core Plus Fund was reorganized into the Scout Core Plus Bond Fund.  As a result of the reorganization, the Scout Core Bond Fund is carrying forward the performance and accounting history of the Frontegra Columbus Core Fund, as the Frontegra Columbus Core Fund is the accounting survivor of the reorganization. Additionally, prior to April 21, 2011, the Scout Core Plus Bond Fund had no investment operations. Therefore, as successor to the Frontegra Columbus Core Plus Fund, the financial highlights information for the Scout Core Plus Bond Fund is based on the financial history of the Frontegra Columbus Core Plus Fund.

The information in the table for the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund was audited by Ernst & Young LLP, except as noted below.

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FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.

FRONTEGRA COLUMBUS CORE FUND
(Institutional Class)
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year ended June 30, 2007	Year Ended June 30, 2006
Net Asset Value, Beginning of Period	$11.58	$10.38	$10.30	$9.99	$9.86	$10.36

Income (Loss) from Investment Operations:
Net investment income	0.12	0.40(1)	0.72	0.48	0.48	0.42
Net realized and unrealized gain (loss) on investments	0.07	1.20	0.08	0.30	0.13	(0.43)
Total Income (Loss) from Investment Operations	0.19	1.60	0.80	0.78	0.61	(0.01)

Less Distributions:
From net investment income	(0.15)	(0.40)	(0.72)	(0.47)	(0.48)	(0.43)
From net realized gain on investments	--	--	--	--	--	(0.06)
Total Distributions	(0.15)	(0.40)	(0.72)	(0.47)	(0.48)	(0.49)

Net Asset Value, End of Period	$11.62	$11.58	$10.38	$10.30	$9.99	$9.86
Total Return	1.65%(2)	15.60%	8.64%	7.89%	6.26%	(0.11)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$72,235	$65,918	$50,576	$99,866	$90,771	$96,887
Ratio of expenses to average net assets
Before waivers and reimbursements	0.68%(3)	0.72%	0.69%	0.66%	0.66%	0.65%
Net of waivers and reimbursements	0.37%(3)	0.35%	0.35%	0.30%	0.20%	0.20%
Ratio of net investment income to average net assets
Before waivers and reimbursements	1.79%(3)	3.23%	6.38%	4.29%	4.31%	3.75%
Net of waivers and reimbursements	2.10%(3)	3.60%	6.72%	4.65%	4.77%	4.20%
Portfolio turnover rate	252%(2)	1,063%	414%	965%	980%	1,121%

(1) Per share net investment income has been calculated using the daily average share method.
(2) Not annualized.
(3) Annualized.

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FRONTEGRA COLUMBUS CORE PLUS FUND
(Institutional Class)
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year ended June 30, 2007	Year Ended June 30, 2006
Net Asset Value, Beginning of Period	$32.70	$30.40	$30.73	$30.40	$29.72	$31.50

Income (Loss) from Investment Operations:
Net investment income	0.58	1.84	2.50	1.48	1.54	1.41
Net realized and unrealized gain (loss) on investments	0.24	3.80	0.16	0.61	0.68	(1.30)
Total Income from Investment Operations	0.82	5.64	2.66	2.09	2.22	0.11

Less Distributions:
From net investment income	(0.86)	(1.90)	(2.33)	(1.49)	(1.54)	(1.45)
From net realized gain on investments	(1.23)	(1.44)	(0.66)	(0.27)	--	(0.44)
Total Distributions	(2.09)	(3.34)	(2.99)	(1.76)	(1.54)	(1.89)

Net Asset Value, End of Period	$31.43	$32.70	$30.40	$30.73	$30.40	$29.72
Total Return	2.57%(1)	19.12%	10.52%	6.92%	7.52%	0.36%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$412,492	$414,337	$396,711	$433,915	$276,830	$313,880
Ratio of expenses to average net assets
Before waivers and reimbursements	0.50%(2)	0.49%	0.49%	0.49%	0.50%	0.50%
Net of waivers and reimbursements	0.36%(2)	0.35%	0.35%	0.30%	0.20%	0.20%
Ratio of net investment income to average net assets
Before waivers and reimbursements	3.41%(2)	5.35%	8.68%	4.68%	4.65%	4.29%
Net of waivers and reimbursements	3.55%(2)	5.49%	8.82%	4.87%	4.95%	4.59%
Portfolio turnover rate	238%(1)	1,006%	424%	1,093%	978%	1,247%

(1) Not annualized.
(2) Annualized.

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FRONTEGRA COLUMBUS CORE PLUS FUND
(Class Y)
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010(1)
Net Asset Value, Beginning of Period	$32.69	$33.08

Income (Loss) from Investment Operations:
Net investment income	0.53	0.98
Net realized and unrealized gain (loss) on investments	0.22	1.30
Total Income from Investment Operations	0.75	2.28

Less Distributions:
From net investment income	(0.81)	(1.23)
From net realized gain on investments	(1.23)	(1.44)
Total Distributions	(2.04)	(2.67)

Net Asset Value, End of Period	$31.40	$32.69
Total Return	2.35%(2)	7.33%(2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$11,726	$4,102
Ratio of expenses to average net assets
Before waivers and reimbursements	0.90%(3)	0.89%(3)
Net of waivers and reimbursements	0.76%(3)	0.75%(3)
Ratio of net investment income to average net assets
Before waivers and reimbursements	3.16%(3)	3.98%(3)
Net of waivers and reimbursements	3.30%(3)	4.12%(3)
Portfolio turnover rate	238%(2)	1,006%(2)

(1) Commenced operations on November 12, 2009.
(2) Not annualized.
(3) Annualized.

I # 1091976 v.7

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BEFORE YOU INVEST

Prospectus. This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

Account Registration. Once you have decided which Fund or Funds to invest in, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.

Available forms of registration include:

•	Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

•	Joint ownership. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.

•	Custodial account. You may open an account for a minor under the Uniform Gifts to Minors Act/Uniform Transfers to Minors Act for your state of residence.

•	Corporate/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

•
IRAs and other tax-deferred accounts. The Funds offer a variety of retirement accounts for individuals. Please refer to “Retirement Account Options” below for more information about these types of accounts.

Account Minimums. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

	Class Y		Institutional Class
Type of Account	Initial Minimum Purchase	Additional Minimum Purchase	Initial Minimum Purchase	Additional Minimum Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100	$100,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100	$100,000	$100
Gifts to Minors (UGMA/UTMA)	$250	$100	$100,000	$100
Automatic Investment Plan	$100	$50	$100,000	$50
Exchanges	$1,000	$1,000	$100,000	$1,000

Determining Your Share Price. The price at which you purchase and redeem a Fund’s shares is called the Fund’s net asset value per share (“NAV”).

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A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m. Central Time) on days when the Fund is open for business. The Funds are open for business on the same days that the NYSE is open for trading. The NYSE is closed on weekends, national holidays and Good Friday.  The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by UMB Fund Services, Inc., the Funds’ transfer agent (the “Transfer Agent”). “Good order” means that the account application has been properly completed and signed and payment for the shares has been made (instructions for purchasing shares can be found on pages 24-27). Additional requirements for “good order” can be found in the “Customer Identification Program” section of the Prospectus. Certain intermediaries that have made satisfactory contractual arrangements are authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases, when the intermediaries have received your order (and payment if necessary) prior to the close of trading on the NYSE, the order is processed at the NAV per share next calculated after receipt of the order by the intermediary. The Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day’s NAV when the NYSE closes early, or when the Federal Reserve Banks of New York or Kansas City close early, when the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers close early or as otherwise permitted by the Securities and Exchange Commission.  The Board may, for any business day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the Securities and Exchange Commission.

Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and Small Cap® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market® and Small Cap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilize both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Advisor using procedures adopted by, and under the supervision of, the Board. A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds.  The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

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If a Fund owns any foreign securities that are traded on foreign exchanges that are open on weekends or other days when the Funds do not price their shares, the value of the Fund’s portfolio securities may change on days when the Fund does not calculate its NAV and when shareholders will not be able to purchase or redeem Fund shares.

To the extent that the Advisor determines the fair value of a security, it is possible that the fair value determined by the Advisor will not exactly match the market price of the security when the security is sold by the Fund.

BUYING SHARES

You can buy shares directly from the Funds or through a financial services agent such as a bank, financial or investment advisor or broker-dealer, or other institution that the Funds have authorized to sell shares. If you maintain certain accounts at UMB, or another institution (such as a bank or broker-dealer) that has entered into an agreement with the Funds to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see “Transactions Through UMB Bank, n.a. and Other Institutions” below for more details.

TO OPEN AN ACCOUNT OR BUY ADDITIONAL SHARES DIRECTLY FROM THE FUNDS, JUST FOLLOW THESE STEPS:

TO OPEN AN ACCOUNT

By mail:
•	Complete and sign the account application or an IRA application. If you do not complete the application properly, your purchase may be delayed or rejected.
•
Make your check payable to the “Scout Funds.” The Funds do not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the United States or other checks deemed to be high risk.

•	For IRA accounts, please specify the year for which the contribution is made.

Mail your application and check to:
Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

By overnight courier, send to:
Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

By telephone:
You may not make your initial purchase by telephone.

By wire:
•	To purchase shares by wire, the Transfer Agent must have received a completed application and issued an account number to you. Call 1-800-996-2862 for instructions prior to wiring the funds.
•	Send your investment to UMB with these instructions:

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UMB Bank, n.a.
ABA# 101000695
For Credit to the Scout Funds
A/C# 9871062406

For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name of Fund to be purchased.

Online:
Visit the Funds’ web site, complete and electronically submit the online application. Accounts for third parties, trusts, corporations, partnerships and other entities may not be opened online and are not eligible for online transactions.

TO ADD TO AN ACCOUNT

By mail:
•	Complete the investment slip that is included in your account statement and write your account number on your check.
•	If you no longer have your investment slip, please reference your name, account number and address on your check, and the name of the Fund(s) in which you want to invest.
•	Make your check payable to the “Scout Funds.”

Mail the slip and check to:
Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

By overnight courier, send to:
Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

By telephone:
•
You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-800-996-2862 to purchase shares in an existing account.

•	Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

By wire:
Send your investment to UMB by following the instructions listed in the column to the left.

Online:
Visit the Funds’ web site and complete the online form to add to your account in amounts of $100 or more.

If your purchase request is received by the Transfer Agent or other authorized agent before the close of trading on the NYSE (usually 3:00 p.m. Central Time) on a day when the Funds are open for business, your request will be executed at that day’s NAV, provided that your application is in good order. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If your request is received after the close of trading, it will be priced at the next business day’s NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase transactions at any time, without prior notice.  A Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

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Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, your date of birth (for a natural person), your residential address or principal place of business, (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number (or Social Security Number). Additional information is required for corporations, partnerships, trusts and other entities. Applications without such information will not be considered in good order. The Funds reserve the right to deny applications or redeem your account if the application is not in good order or they are unable to verify your identity.

AUTOMATIC INVESTMENT PLAN (AIP)

To make regular investing more convenient, you can open an AIP with an initial investment of $100 ($100,000 in the case of Institutional Class shares) and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an AIP may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, or 25th of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled, your AIP will be terminated and you will be responsible for any resulting losses to the Funds. Your AIP will also be terminated in the event two successive mailings to you are returned by the United States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP. You can terminate your AIP at any time by calling the Funds at least five business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

Additional Purchase Information

•	The Funds do not issue certificates for shares.

•
If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent. The Fund may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.

•
You must provide the Funds with a Social Security Number or Taxpayer Identification Number and certify that the number is correct, as well as certify that you are a United States person (including a U.S. resident alien) and that you are not subject to backup withholding before your account can be established. If you do not provide these certifications on your account application, the Funds will be required to withhold and remit to the IRS a percentage of dividends, capital gains distributions and redemptions as set forth in applicable IRS Rules and Regulations. The Funds must also withhold if the IRS instructs them to do so.

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•
The Funds are only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

•
The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list “Power of Attorney” or “POA” in the registration section.

•	Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.

Transactions Through UMB Bank, n.a. and Other Financial Services Companies.  In addition to purchasing shares directly from the Funds, you may invest through financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale.  UMB Trust Department customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions.  Customers of other financial services companies should contact their account officers for appropriate purchase instructions.  Please note that your financial services company may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in the Prospectus.  In addition, these intermediaries may place limits on your ability to use services the Funds offer.  To determine whether you may purchase shares through your financial services company, contact the company directly.

Payments to Financial Services Companies.  The Advisor, at its own expense (that is, without additional cost to a Fund or its shareholders), may make payments to financial services companies as compensation for distribution and support services relating to the Funds.  This includes fees paid to UMB Financial Services, Inc. and UMB on Fund shares held in customer accounts for services rendered.  For example, the Advisor may make payments to gain access to mutual fund trading platforms or similar programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with such platforms and programs.  These platforms make Fund shares available through the financial services company’s sales system, and give access to the company’s sales representatives and customers; hence, providing “shelf-space” for the Funds.  In addition, the financial services company may also provide various shareholder services through the platform such as establishing and maintaining shareholder accounts, processing sales and redemptions of shares, supplying account statements, mailing Fund-related documents and answering shareholder inquiries about the Funds.  These payments to financial services companies would be in addition to Fund payments described in this Prospectus.  The amount of the payments to different financial services companies may be different.  The aggregate amount of these additional payments could be substantial.  These additional payments may include amounts that are sometimes referred to as “revenue sharing” payments.  The payments may create an incentive for the recipient to recommend or sell shares of a Fund to you.  Please contact your financial intermediary for details about additional payments it may receive and any potential conflict of interest.

SELLING SHARES

When you purchase your shares directly from the Funds, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB, or another financial services agent and you appear on the Funds’ records as the registered account holder. These redemption instructions do not apply to Fund shares held in an omnibus account. You may redeem your shares of a Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. There is a $13 fee for each wire transfer. The Funds normally pay redemption proceeds within two business days, but may take up to 7 days (or up to 15 days for shares recently purchased by check, while the Funds wait for funds to become available).

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BY MAIL

•	Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

•	Sign the request exactly as the shares are registered. All account owners must sign.

•	Include a Medallion signature guarantee, if necessary (see below).

•	Send your request to:

REGULAR MAIL

Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

OVERNIGHT COURIER

Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

BY TELEPHONE

•	You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

•	Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

ONLINE

•	If you have registered for online transaction privileges, you may redeem shares online for any amount between $500 and $50,000.

Redemption requests received in “good order” before the close of the NYSE (usually 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day’s NAV. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order.  If you are attempting to redeem from unsettled purchases or uncollected funds, your request will be returned to you.

Please note that the Funds may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-996-2862.

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SYSTEMATIC WITHDRAWAL PLAN (SWP)

You can have shares automatically redeemed from your account on a regular basis by using our SWP. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, or 25th of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

Additional Redemption Provisions

•	Once we receive your order to redeem shares, you may not revoke or cancel it. The Funds cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

•
If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

•	If you request that your redemption be sent via overnight delivery, we will deduct $15 from your account to cover the associated costs.

•
The Funds reserve the right to suspend the redemption of shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.  Additional information is provided in the Statement of Additional Information.

•
Under certain circumstances, a Fund may pay your redemption “in kind.” This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

Redeeming and Exchanging Through UMB Bank, n.a. and Other Institutions

If you purchase your shares through an account at UMB or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that when shares are purchased through UMB or another institution, you may be charged a fee by that institution for providing services in connection with your account.

Telephone Transactions

•
In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

•
The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

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Medallion Signature Guarantees

The Funds will require the Medallion signature guarantee of each account owner in the following situations:

•	to change ownership on your account;

•	to send redemption proceeds to a different address than is currently on the account;

•	to have the proceeds paid to someone other than the account’s owner;

•	to transmit redemption proceeds by federal funds wire or ACH to a bank other than your bank of record;

•	to add check-writing privileges;

•	to add telephone privileges;

•	to change the name on your account due to marriage or divorce;

•	to transfer your Fund IRA to another fund family (on the IRA transfer form);

•	if a change of address request has been received by the Transfer Agent within the last 60 days; or

•	if your redemption is for $50,000 or more.

A Medallion signature guarantee request may not be sent by facsimile.

The Funds require Medallion signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor. Medallion signature guarantee requirements also apply to certain transactions on accounts involving executors, administrators, trustees or guardians. To determine if a Medallion signature guarantee is required, please call 1-800-996-2862.

Small Accounts. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when your account balance falls below $1,000 for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to accounts held through financial services agents, retirement plan accounts, active AIPs or UGMA/UTMA accounts.

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EXCHANGING SHARES

Fund to Fund Exchange. You may exchange shares in one Fund for shares in another Fund in writing, online, or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. The minimum amount you may exchange is $1,000 for Class Y shares and $100,000 for Institutional Class shares (or the initial minimum investment requirement); except that shareholders who own shares of the Scout Core Bond Fund (previously called Scout Bond Fund) at the time the Frontegra Core Fund was reorganized into the Scout Core Bond Fund are subject to the Class Y minimums.

The following additional rules and guidelines apply:

•	Each account must be registered identically;

•
You must meet the Fund’s initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must have a value of at least $2,500 when initiating an automatic exchange; and

•
You may open a new account or purchase additional shares by exchanging shares from an existing Fund account. New accounts opened by exchange will have the same registration as the existing account and are subject to the minimum initial investment requirements.

Additional documentation and a Medallion signature guarantee may be required for exchange requests from accounts registered in the name of a corporation, partnership or fiduciary. Please call 1-800-996-2862 to determine if a Medallion signature guarantee or other documentation is required.

If your order is received before close of trading on the NYSE (usually 3:00 p.m. Central Time) it will be processed at that day’s NAV. Please note that the exchange of shares results in the sale of one Fund’s shares and the purchase of another Fund’s shares. As a result, an exchange could result in a gain or loss and a taxable event for you. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

AUTOMATIC EXCHANGES

You can authorize automatic monthly exchanges ranging from $100 to $50,000 from one Fund account to another identically registered Fund account. The exchange will take place on the 5th, 10th, 15th, 20th, or 25th of the month, as selected by you. Exchanges will continue until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

MARKET TIMING

The Funds are not to be used as vehicles for short-term trading or market timing, and therefore, the Funds will not honor requests for purchases or exchanges by shareholders who identify themselves as market timers or are identified by the Funds as engaging in a pattern of frequent trading potentially injurious to the Funds. “Frequent trading potentially injurious to the Funds” is a sale or exchange of Fund shares exceeding a designated monetary threshold within 20 days of the purchase of such Fund shares.

The Funds believe that frequent trading strategies or market timing may adversely affect the Funds and their shareholders. A pattern of frequent trading or market timing may interfere with the efficient management of a Fund’s portfolio, materially increase a Fund’s transaction costs, administrative costs or taxes, and/or impact Fund performance.

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In order to reduce the risks of frequent trading and market timing, the Funds’ Board of Trustees has adopted redemption fees for certain Funds and has adopted, and management has implemented, policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions (or exchanges) of Fund shares in order to protect long-term Fund shareholders. The Funds reserve the right to restrict, reject, suspend, limit or terminate, without prior notice, the purchase or exchange privilege of any investor, or any financial intermediary firm, who appears to be employing a frequent trading or market-timing strategy or for any other reason.

The Funds maintain surveillance procedures to detect frequent trading or market timing of Fund shares. As part of this surveillance process, the purchase and subsequent sale or exchange of Fund shares exceeding the monetary threshold for transactions within a 20-day period are examined. To the extent that transactions exceeding the monetary threshold within a 20-day period are identified, the Funds will place a “block” on the account (and may also block the accounts of clients of the particular advisor or broker considered responsible for the trading). The Funds may modify their surveillance procedures and criteria from time to time without prior notice, subject to Board approval, as necessary or appropriate to improve the detection of frequent trading or to address specific circumstances. In the case of financial intermediaries, the application of the surveillance procedures will be subject to the limitations of the intermediaries’ monitoring systems and/or ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to a Fund. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence.

Management has determined that certain short-term purchases and redemptions (or exchanges) are not disruptive or harmful to the Funds’ long-term shareholders, such as transactions conducted through systematic investment or withdrawal plans, or certain asset allocation program transactions, and therefore such transactions generally are not subject to the surveillance procedures. Additional exceptions may be granted where extraordinary or unique circumstances indicate that a transaction (or series of transactions) does not adversely affect the Fund or its shareholders and is not part of a frequent trading or market timing strategy. Any such exceptions are subject to advance approval by the Funds’ President, among others, and are subject to oversight by the Chief Compliance Officer and the Board.

Market timing through financial intermediaries. Shareholders are subject to the Funds’ policy prohibiting frequent trading or market timing regardless of whether they invest directly with the Funds or indirectly through a financial intermediary such as a broker-dealer, a bank, an investment advisor or an administrator or trustee of a 401(k) retirement plan that maintains an omnibus account with the Funds for trading on behalf of its customers. To the extent required by applicable regulation, the Funds or the Transfer Agent enter into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary.  While the Funds monitor accounts of financial intermediaries and will encourage financial intermediaries to apply the Funds’ policy prohibiting frequent trading or market timing to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity, enforce the Funds’ policy prohibiting frequent trading or enforce any applicable redemption fee with respect to customers of financial intermediaries. In certain circumstances, the Funds may determine that a financial intermediary’s frequent trading policies sufficiently protect Fund shareholders even though they may be different than the Funds’ policies.  In those instances the Funds may not require the financial intermediary to enforce the Funds’ policies.  Please contact your financial intermediary for details regarding your financial intermediary’s frequent trading policies and any related restrictions.

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Certain financial intermediaries may also be limited with respect to their monitoring systems and/or their ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to a Fund. For example, should it occur, the Funds may not be able to detect frequent trading or market timing that may be facilitated by financial intermediaries or it may be more difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. In certain circumstances, financial intermediaries such as 401(k) plan providers may not have the technical capability to apply the Funds’ policy prohibiting frequent trading to their customers. In addition, certain intermediaries may use criteria and methods for tracking, applying and/or calculating the redemption fee that may differ in some respects from that of the Funds.  Reasonable efforts will be made to identify the financial intermediary customer engaging in frequent trading. Transactions placed through the same financial intermediary that violate the policy prohibiting frequent trading may be deemed part of a group for purposes of the Funds’ policy and may be rejected in whole or in part by the Funds.  However, there can be no assurance that the Funds will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account.

Name Changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures Medallion guaranteed.

Address Changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.

Transfer of Account Ownership. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, date of birth, address and Social Security Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a Medallion signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.

SPECIAL FEATURES AND SERVICES

RETIREMENT AND SAVINGS ACCOUNT OPTIONS

The Funds offer a variety of retirement and savings accounts for which UMB serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax advisor before you establish a retirement account.

The Funds currently offer the following kinds of retirement plans and savings account:

• Traditional IRA (including spousal IRA)

• Rollover IRA

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• Roth IRA

• SEP-IRA

• Coverdell Education Savings Account

ACH TRANSACTIONS

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

AUTOMATED TELEPHONE SERVICE

The Funds offer 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds, gives you account balances and history (e.g., last transaction, portfolio manager perspective and latest dividend distribution) and allows you to transact on your account. To access the automated system, please call 1-800-996-2862.

OTHER SHAREHOLDER INFORMATION

WEB SITE

You can obtain the most current Prospectus and shareholder reports for the Funds, as well as current performance information, applications and other Fund information by visiting the Funds’ web site at scoutfunds.com.

In addition, you may enroll on the Funds’ web site to establish online transaction privileges, which will enable you to buy, sell or exchange shares of the Funds online. In order to conduct online transactions, you must have telephone transaction privileges. You will be required to enter into a user’s agreement during the enrollment process in order to initiate online transaction privileges. Payment for purchase of shares online may be made only through an ACH debit of your bank account. Therefore, to purchase shares online, you must also have ACH instructions on your account. If you open an account online, any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent by check, wire or ACH transfer to the address or bank account of record.

You should be aware that the Internet is an unsecured, unstable and unregulated environment. Your ability to use the Funds’ web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their Distributor and their Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may also be times when the Funds’ web site is unavailable for transactions or other purposes. Should this occur, you should consider buying, selling or exchanging shares by another method. Neither the Funds, their Transfer Agent or Distributor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information. In addition, neither the Funds, their Transfer Agent or Distributor will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

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SHAREHOLDER COMMUNICATIONS

Confirmations. You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP participants receive quarterly confirmations of all automatic transactions.

Quarterly and Annual Statements. You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

Please review your statement and notify us immediately if there are any discrepancies in the information. You must contact the Funds in writing regarding any errors or discrepancies on your statement within 90 days of the date of the statement confirming a transaction. The Funds reserve the right to deny your ability to refute a transaction if you fail to notify the Funds within such 90 day time period.

Semi-Annual and Annual Reports. The Funds send Semi-Annual and Annual Reports to their shareholders. These reports provide financial information on your investments and give you a “snapshot” of the Funds’ portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Funds’ performance for their most recently completed fiscal year, including relevant market conditions and the investment strategies and techniques that were used.

Prospectus. Each year, the Funds will send all record shareholders a current Prospectus. Please read the Prospectus and keep it for future reference.

Form 1099. Each year you will receive a Form 1099, showing the source of distributions for the preceding year, and a Form 1099 showing the shares you sold during the year.

Form 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution.

You may elect to receive confirmations, statements and/or Annual and Semi-Annual Reports via email by completing and submitting the consent form on the Funds’ web site.

HOUSEHOLDING

To help lower the Funds’ expenses, we attempt to eliminate duplicate mailings of Prospectuses, Annual and Semi-Annual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semi-Annual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Funds will begin sending you individual copies of these regulatory mailings within 30 days after your request.

35

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds’ behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund’s NAV next computed after it is received in good order by the financial services agent or sub-agent. The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are contractually obligated and responsible for transmitting orders that are accepted by them prior to the close of trading on the NYSE (usually 3:00 p.m. Central Time) and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to qualify each year as a regulated investment company under the Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.

A dividend from net investment income represents the income a Fund earns from dividends and interest received on its investments, after payment of the Fund’s expenses. A capital gain arises from the increase in the value of a security that a Fund holds. A Fund’s gain is “unrealized” until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

The Funds expect to declare a dividend equal to substantially all of their net investment income every business day, and distribute accumulated dividends to shareholders monthly.

Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.  The Funds will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash or directed toward an investment in another Fund. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

Annual Statements.   Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid Buying a Dividend. At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”  To avoid “buying a dividend,” check a Fund’s distribution schedule before you invest by calling 1-800-996-2862.

36

TAXES

Fund Distributions.  In general, if you are a taxable investor, Fund distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of net investment income and short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Because the income of the Funds are primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Funds are anticipated to be qualified dividend income eligible for taxation  by individuals at long-term capital gain tax rates.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

Backup Withholding.  By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

37

The following information is not part of the Prospectus.

THE SCOUT FUNDS PRIVACY POLICY

The Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders’ information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT

The Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:

•	your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and
•	your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE

We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you with our affiliates in order for our affiliates to provide customer service, to process transactions, or to manage accounts for you. The types of affiliates with whom we share information include banks, investment advisors and other financial service providers. We share only information about our experiences or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.

The Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY

The Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE FOREGOING INFORMATION IS NOT PART OF THE PROSPECTUS.

38

SCOUT FUNDS
Core Bond Fund
Institutional Class (SCCIX)
Class Y (SCCYX)

Core Plus Bond Fund
Institutional Class (SCPZX)
Class Y (SCPYX)

INVESTMENT ADVISOR
Scout Investments, Inc.
Kansas City, Missouri

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri

DISTRIBUTOR
UMB Distribution Services, LLC
Milwaukee, Wisconsin

TRANSFER AGENT
UMB Fund Services, Inc.
Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds’ Annual and Semi-Annual Reports to shareholders contain additional information about the Funds’ investments. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as provided on this page. The Funds also make copies of these documents available free of charge on their web site at scoutfunds.com.  You also may call the toll-free number provided to request other information about the Funds and to make shareholder inquiries.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available in the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520.

39

SCOUT FUNDS
P.O. Box 1241
Milwaukee, WI 53201-1241

TOLL FREE 1-800-996-2862

E-MAIL  scoutfunds@umb.com

scoutfunds.com

“UMB,” “Scout” and the Scout design are registered marks of UMB Financial Corporation.

SEC REGISTRATION NUMBER

811-09813  Scout Funds

40

PART B

SCOUT FUNDS

Scout Core Bond Fund
Institutional Class (SCCIX)
Class Y (SCCYX)

Scout Core Plus Bond Fund
Institutional Class (SCPZX)
Class Y (SCPYX)

STATEMENT OF ADDITIONAL INFORMATION

May 2, 2011

This Statement of Additional Information (“SAI”) is not a Prospectus but should be read in conjunction and is incorporated by reference into the Funds’ current Prospectus dated May 2, 2011 (which offers the Scout Core Bond Fund and Scout Core Plus Bond Fund).  To obtain a free copy of the Prospectus or the Funds’ Annual or Semi-Annual Report to shareholders, please call the Funds toll-free at 1-800-996-2862.

Certain financial information in this SAI relating to the Funds is that of the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund (each a “Predecessor Fund” and, together, the “Predecessor Funds”), series of Frontegra Funds, Inc., which were acquired by the Scout Core Bond Fund and Scout Core Plus Bund Fund, respectively, in reorganizations that were effective on April 21, 2011. The financial and performance history of the Predecessor Funds has been adopted by the respective Scout Funds.  Therefore, the Predecessor Funds’ audited and unaudited financial statements are incorporated into this SAI by reference to their Annual Report dated June 30, 2010 and their Semi-Annual Report dated December 31, 2010.

“UMB” and “Scout” —Reg. U.S. Pat. & Tm. Off.

INTRODUCTION

The investment companies within Scout Funds are series of Scout Funds, a Delaware statutory trust (the “Trust”).  The Trust is registered and classified as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each separate series of the Trust operates as a separate mutual fund with shares that are offered for purchase and redemption on an ongoing basis.  Two series of the Trust are discussed in this SAI: the Scout Core Bond Fund (previously called the Scout Bond Fund) and the Scout Core Plus Bond Fund (together with the Scout Core Bond Fund, the “Funds”).  Each Fund’s investment advisor is Scout Investments, Inc., a Missouri corporation (the “Advisor”), which is a wholly-owned subsidiary of UMB Financial Corporation.  Effective July 1, 2009, the Trust’s name was changed to “Scout Funds” and each of the Fund names was changed as reflected in this SAI.  The Scout Bond Fund’s name has been changed as reflected in this SAI.

This SAI supplements the information contained in the Prospectus for the Funds.  The Prospectus outlines the investment objectives, principal investment strategies and principal risks of the Funds, as well as various policies relating to the purchase and redemption of shares.  This SAI contains additional information about the operation of the Funds, including additional information about:
•	Investment Policies;
•	Risk Factors; and
•	Investment Restrictions.

INVESTMENT POLICIES

Ability to Change Investment Objectives and Policies

The Funds’ investment objectives and policies are matters of non-fundamental policy, which means that the Board of Trustees can modify these investment objectives and policies without obtaining the approval of shareholders.  By establishing investment policies as non-fundamental, the Board has greater flexibility to implement investment policy changes that it deems to be advisable and in the best interests of shareholders.  If the Board approves a change in a Fund’s investment objective, shareholders will be given written notice of the change prior to its implementation.  Each Fund is also subject to certain fundamental investment restrictions that cannot be changed without shareholder approval, as required by law.

Diversification

The Funds are classified under the 1940 Act as “diversified” funds.  Under the 1940 Act, if a fund is classified as a diversified fund, it means that the fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities issued by investment companies) or purchase more than 10% of the voting securities of any one issuer.  A Fund may not change its classification from diversified to non-diversified unless the change is approved by a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Funds intend to satisfy the portfolio diversification requirements that are applicable to mutual funds under the Internal Revenue Code of 1986, as amended (the “Code”).

The Scout Core Bond Fund and the Scout Core Plus Bond Fund

The following information supplements the discussion of the Funds’ investment objectives, policies, and techniques that are described in the applicable Prospectus.

Recent Market Conditions.  In recent years, U.S. and international markets have experienced dramatic volatility. As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Accordingly, the risks of investing in the following securities have increased.

Illiquid Securities.  The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities which may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and repurchase agreements with maturities in excess of seven days. However, none of the Funds will acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets. Rule 144A securities may be treated as illiquid securities, subject to the liquidity guidelines. The Board or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board has delegated to Scout Investments, Inc. (the “Advisor”) the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board has directed the Advisor to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system) and (iv) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, any of the Funds should be in a position where more than 15% of the value of their respective net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Short-Term Fixed Income Securities.  As described in the Prospectus under “IMPORTANT ADDITIONAL INFORMATION – Principal Investment Strategies,” the Funds invest in short-term fixed income securities. When a Fund takes a temporary position, the Fund may not achieve its investment objective. Short-term fixed income securities are defined to include without limitation, the following:

1.
U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities and consequently the value of such securities may fluctuate. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. In addition, the U.S. Department of Treasury is assisting in each entity’s ability to meet its obligations through the establishment of a preferred stock purchase agreement and a new secured lending credit facility and has agreed to provide up to $200 billion of capital to each entity as needed. However, there is no assurance that the such actions will be successful.

2.
Certificates of Deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to each Fund’s restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. In July 2010, the maximum insurance payable by the Federal Deposit Insurance Corporation (“FDIC”) as to any one certificate of deposit was increased permanently from $100,000 to $250,000 per depositor.

3.
Bankers’ acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

4.
Repurchase agreements which involve purchases of debt securities. In such a transaction, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities, certificates of deposit, or bankers acceptances in which the Funds may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date. In the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. However, if the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Advisor monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement. The Advisor does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

5.
Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

6.
Commercial paper consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Funds at any time. The Advisor will consider the financial condition of the corporation (e.g., earning power, cash flow and liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of the Advisor, of comparable quality.

Other than commercial paper, short-term fixed income securities must be rated at least A or higher by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”). Commercial paper and commercial paper master notes must be rated A-1 or better by S&P, Prime-1 or better by Moody’s, or F2 or higher by Fitch. The Funds may also invest in the short-term investment funds of their custodial bank.

Short Sales Against the Box.  When the Advisor believes that the price of a particular security held by the Funds may decline, it may make “short sales against the box” to hedge the unrealized gain on such security. Selling short against the box involves selling a security which the Fund owns for delivery at a specified date in the future. The Funds will limit their transactions in short sales against the box to 5% of their respective net assets.

Variable- or Floating-Rate Securities.  The Funds may invest in securities which offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days’ notice. In other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year. Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument which may be sold or put to the issuer or a third party, the Fund may consider that instrument’s maturity to be shorter than its stated maturity.

Variable-rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

The Funds will not invest more than 15% of their respective net assets in variable- and floating-rate demand obligations that are not readily marketable (a variable- or floating-rate demand obligation that may be disposed of on not more than seven days’ notice will be deemed readily marketable and will not be subject to this limitation). In addition, each variable- or floating-rate obligation must meet the credit quality requirements applicable to all of a Fund’s investments at the time of purchase. When determining whether such an obligation meets each Fund’s credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

In determining its weighted average portfolio maturity, each Fund will consider a floating- or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (i) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature, (ii) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (iii) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable-and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes since the securities usually trade at par following the readjustment in the interest rate.

When-Issued Securities.  The Funds may from time to time purchase securities on a “when-issued” basis. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. When-issued securities involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. While when-issued securities may be sold prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Funds do not believe that net asset value will be adversely affected by purchases of securities on a when-issued basis.

The Funds will maintain cash, U.S. government securities and liquid securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued securities, each Fund will meet its obligations from then available cash flow, sale of the securities so segregated as described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than a Fund’s payment obligation).

Investment Grade Debt Obligations.  Investment grade debt obligations include: (i) U.S. government securities; (ii) commercial paper rated in one of the three highest rating categories (e.g., A-3 or higher by S&P); (iii) short-term notes rated in one of the three highest rating categories (e.g., A-3 or higher by S&P); (iv) bonds rated in one of the four highest rating categories (e.g., BBB- or higher by S&P); and (v) unrated securities determined by the Advisor to be of comparable quality. Investment grade securities are generally believed to have relatively low degrees of credit risk. However, certain investment grade securities may have some speculative characteristics because their issuers’ capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.

Non-Investment Grade Debt Securities (High Yield Securities).  The Scout Core Plus Bond Fund may invest up to 25% of its net assets in high yield securities. While generally offering higher yields than investment grade securities with similar maturities, non-investment grade debt securities involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to the Appendix of this SAI for a discussion of securities ratings.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of high yield securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a high yield security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

Payment Expectations. High yield securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

Credit Ratings. As noted above, credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of high yield securities and, therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in high yield securities will be more dependent on the Advisor’s credit analysis than would be the case with investments in investment-grade debt securities. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Advisor continually monitors the Fund’s investments and carefully evaluates whether to dispose of or to retain high yield securities whose credit ratings or credit quality may have changed.

Liquidity and Valuation. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

Debt Obligations-General.  The debt obligations that the Funds may invest in include: (i) corporate debt securities, including bonds, debentures and notes; (ii) bank obligations, such as certificates of deposit, banker’s acceptances and time deposits of domestic and foreign banks, domestic savings associations and their subsidiaries and branches (in amounts in excess of the $100,000 per account insurance coverage, which was increased to $250,000 at least through December 31, 2013, provided by the FDIC); (iii) commercial paper (including variable-amount master demand notes); (iv) repurchase agreements; (v) loan interests; (vi) foreign debt obligations issued by foreign issuers traded either in foreign markets or in domestic markets through depositary receipts; (vii) convertible securities — debt obligations convertible into or exchangeable for equity securities or debt obligations that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities, or acquired as part of units of the securities; (viii) preferred stocks — securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company’s earnings or assets; (ix) U.S. government securities; (x) mortgage-backed securities, collateralized mortgage obligations and similar securities; and (xi) municipal obligations.

Corporate Debt Securities.  The Funds may invest in corporate debt securities. Corporate debt securities include investment grade and non-investment grade corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Corporate debt securities may be acquired with warrants attached. Income producing corporate debt securities may also include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable- or Floating-Rate Securities” above.

Mortgage- and Other Asset-Backed Securities.  The Funds may invest in mortgage- and other asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively, “private lenders”). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are directly or indirectly guaranteed by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein. Instead, they include assets such as motor vehicle installment sales contracts, installment loan contracts, home equity loans, leases of various types of property and receivables from credit card issuers or other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.

The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.

Each Fund may invest in stripped mortgage- or asset-backed securities which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest only and principal only classes, a rate of prepayment that is faster or slower than anticipated may result in a Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

Institutional Term Loans.  The Funds may invest in institutional term loans or other bank loans. These loans are typically originated, negotiated and structured by a U.S. commercial bank or other financial institution that acts as agent for a syndicate of loan investors. A Fund may invest in institutional term or bank loans that are structured as senior floating rate debt securities or loan participation interests.

Loan participation interests usually take the form of assignments purchased in the primary or secondary market from loan investors. If a Fund purchases these loan participation interests, a Fund will typically have a contractual relationship only with the loan investor and not with the underlying borrower. As a result, a Fund will receive payments of principal, interest and any fees to which it is entitled only from the loan investor selling the participation interest and only upon receipt by such loan investor of payments from the underlying borrower. A Fund generally will have no right to enforce compliance by the underlying borrower with the terms of the loan agreement, nor any rights with respect to any amounts acquired by other loan investors through set-offs against the borrower. Therefore, a Fund will not directly benefit from any collateral that supports the underlying loan. As a result, a Fund may assume the credit risk of both the underlying borrower and the loan investor selling the loan participation interest. A Fund may also be limited with respect to its right as the holder of a loan participation interest to vote on certain changes which may be made to the underlying loan agreement, such as waiving a breach of a covenant by the borrower. However, as the holder of a loan participation interest, a Fund will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

In the process of buying, selling and holding institutional term loans or bank loans (whether structured as participation interests or as floating rate debt securities), a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys an institutional term or bank loan it may receive a facility fee and when it sells the loan it may pay a facility fee. On an ongoing basis, a Fund may also receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of the loan by the borrower. A Fund will be subject to the risk that collateral securing the loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the loan to be under-collateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund’s security interest in the loan collateral or subordinate the Fund’s rights under the loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. In addition, if the loan investor from whom a Fund purchased a loan participation interest is involved in a bankruptcy proceeding, the Fund may be treated as a general creditor of such loan investor even if the underlying loan itself is secured. If a Fund’s interest in loan collateral is invalidated or if the Fund is subordinated to other debt of a borrower or a loan investor in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the investment. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of institutional term or bank loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of these loans.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities.  The Funds may invest in zero-coupon, step-coupon and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their price can be volatile when interest rates fluctuate. Federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify for treatment as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), and avoid excise tax, a Fund may be required to distribute a portion of such discount and may be required to dispose of other portfolio securities (which may occur in periods of adverse market prices) in order to generate cash to meet these distribution requirements.

Reverse Repurchase Agreements and Mortgage Dollar Rolls.  The Funds may engage in reverse repurchase agreements to facilitate portfolio liquidity (a practice common in the mutual fund industry) or for arbitrage transactions. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. Each Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing and therefore, subject to a Fund’s fundamental investment restrictions. When required by SEC guidelines, each Fund will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.

The Funds also may enter into mortgage dollar rolls, in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, it would be compensated by the difference between the current sale price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. When required by SEC guidelines, a Fund will set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by a Fund under certain circumstances.

The reverse repurchase agreements and mortgage dollar rolls entered into by each Fund may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreement. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, the transactions may involve leverage.

Foreign Securities and Currencies.  The Funds may invest directly in securities of non-U.S. companies. Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards as are companies in the U.S. Other risks inherent in foreign investment include: expropriation; confiscatory taxation; capital gains taxes; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

In addition, the Scout Core Plus Bond Fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of a Fund could be affected by changes in foreign currency exchange rates to some extent. The value of a Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to various political and economic conditions.

Hedging Strategies.

General Description of Hedging Strategies. The Funds may engage in hedging activities, including options, futures contracts (sometimes referred to as “futures”) and options on futures contracts to attempt to hedge a Fund’s holdings.

Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the “CFTC”) and various state regulatory authorities. In addition, a Fund’s ability to use hedging instruments will be limited by tax considerations.

Asset Coverage for Futures and Options Positions. Each Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash and/or other permissible liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options. Each Fund may (i) purchase stock index options for any purpose, (ii) sell stock index options in order to close out existing positions, and/or (iii) write covered options on stock indexes for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 or the Value Line Composite Index or a narrower market index, such as the S&P 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange (“NYSE”), the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

A Fund’s use of stock index options is subject to certain risks. Successful use by the Funds of options on stock indexes will be subject to the ability of the Advisor to correctly predict movements in the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund’s securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts. The Funds may enter into futures contracts (hereinafter referred to as “Futures” or “Futures Contracts”), including index and interest rate Futures as a hedge against movements in the equity and bond markets, in order to establish more definitely the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the CEA. Each Fund’s hedging may include sales of Futures as an offset against the effect of expected declines in stock or bond prices and purchases of Futures as an offset against the effect of expected increases in stock or bond prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) for a specified price at a designated date, time and place. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the Futures Contract.

Margin is the amount of funds that must be deposited by each Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund’s open positions in Futures Contracts. A margin deposit is intended to ensure the Fund’s performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, each Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Funds seek to close out a Futures position. The Funds would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Funds’ net asset value. In addition, many of the contracts are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ 100 Index, the Value Line Composite Index and the NYSE Composite Index.

Options on Futures. The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be employed under the same market and market sector conditions in which the Funds use put and call options on securities or indexes. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge the Funds’ securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract. If the futures price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the futures price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

Credit Default Swaps.  The Funds may enter into credit default swap agreements. A credit default swap agreement is an instrument that enables the Fund to buy or sell protection against a defined credit event, which is typically a default. The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by a Fund. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.

A Fund may be either the buyer or seller in the transaction. As a seller, a Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is generally the par value (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. As noted above, if a Fund is a buyer in a credit default swap agreement and no credit event occurs, it will lose its investment. In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

The Funds may also invest in credit default swap index products and in options on credit default swap index products. These instruments are designed to track segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above. The Funds reserve the right to invest in similar instruments that may become available in the future.

Due to recent market conditions, credit default swaps have been under scrutiny. Certain federal and certain state regulators have proposed new regulations to the credit default swap market. The regulation and performance of the credit default swap market is uncertain.

Foreign Currency-Related Derivative Strategies - Special Considerations.  The Scout Core Plus Bond Fund may purchase and sell foreign currency on a spot basis, and may use currency-related derivative instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Fund may use these instruments for hedging or any other lawful purpose consistent with its investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging and position hedging. The Fund’s use of currency-related derivative instruments will be directly related to the Fund’s current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its portfolio investments. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

For example, the Fund might use currency-related derivative instruments to “lock in” a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when the Advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges – for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

In addition, the Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where it’s anticipated that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if the Fund owns securities denominated in a foreign currency and it is anticipated that the currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as “cross hedges.” The effective use of currency-related derivative instruments by the Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

The Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which are believed to have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The use of currency-related derivative instruments by the Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

When the Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately-negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that are reasonably believed to be capable of performing under the contract.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Funds will normally purchase or sell OTC options on foreign currency only when it is believed that a liquid secondary market will exist for a particular option at any specific time.

When required by the SEC guidelines, the Fund will set aside permissible liquid assets in segregated accounts or otherwise cover its potential obligations under currency-related derivative instruments. To the extent the Fund’s assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund’s assets are so set aside, this could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Fund’s dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Fund reserves the right to use currency-related derivative instruments for different purposes and under different circumstances. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in the Fund’s securities that are attributable to other (i.e., non-currency related) causes. Moreover, while the use of currency-related derivative instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

Foreign Investment Companies.  Some of the securities in which the Scout Core Plus Bond Fund invests may be located in countries that may not permit direct investment by outside investors. Investments in such securities may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

Lending of Portfolio Securities.  Each Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors, but only when the borrower maintains with the Fund’s custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. However, the Funds do not presently intend to engage in such lending. In determining whether to lend securities to a particular broker-dealer or institutional investor, the portfolio manager will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Funds will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Funds will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in a Fund’s interest. Dividends received by the Funds on the loaned securities are not treated as “qualified dividends” for tax purposes.

Line of Credit.  The Funds may borrow money to the extent allowed (as described below under “INVESTMENT RESTRICTIONS”) to meet shareholder redemptions from banks.

Repurchase Agreements.  The Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, a Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the portfolio manager reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Funds may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Policy Regarding Fund Names.  In cases where a Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.

INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions, some of which are fundamental investment restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund.  Under the 1940 Act, a “majority of the outstanding voting securities” of a Fund means the vote of:  (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.  In cases where the current legal or regulatory limitations are explained in the investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Each Fund will not, as a matter of fundamental policy:

(1)
borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit.  The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. The effect of this provision is to allow a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

(2)
underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(4)
make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

(5)
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).  The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  Currently, to avoid concentration of investments, a Fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

(6)
purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

(7)
change its classification under the 1940 Act from "diversified" to "non-diversified."  The following sentence describes the current regulatory definition of "diversified" for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  A diversified Fund is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.

As indicated above, as a matter of fundamental policy, each Fund is permitted to borrow money or issue senior securities, to the extent permitted under the 1940 Act.  At the present time, as a matter of non-fundamental policy, no Fund intends to borrow money in excess of 5% of its net assets, however, if borrowings do exceed 5%, the Fund will not purchase additional investment securities until outstanding borrowings represent less than 5% of the Fund’s assets.

The following are “non-fundamental” restrictions for the Funds, which may be changed by the Board of Trustees of the Trust without shareholder approval.  Each Fund will not:

(1)	invest in companies for the purpose of exercising control of management;

(2)
purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin, or sell securities short , unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short;

(3)	purchase shares of other investment companies, except in compliance with the 1940 Act or pursuant to a plan of merger or consolidation;

(4)	invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

(5)
invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act;

(6)	purchase securities when bank borrowings exceed 5% of its total assets;

(7)	engage in futures or options on futures transactions, except in accordance with Rule 4.5 under the Commodity Exchange Act.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for a Fund are made by the Funds’ Advisor.  Officers of the Advisor are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Advisor, in purchasing and selling portfolio securities, will seek the best available execution of securities transactions consistent with the circumstances that exist at the time.  The Advisor does not intend to solicit competitive bids on each transaction.

There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Advisor and its clients. For transactions in equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Advisor, better prices and executions are available elsewhere.

The Advisor, when effecting purchases and sales of portfolio securities for the Funds, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable in relation to brokerage and research services provided to the Funds or their Advisor by such member, broker, or dealer.  Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments.  The Advisor may use research and services provided by brokers and dealers in servicing any clients, including the Funds, and not all such services need to be used by the Advisor in connection with the Funds.  In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor may from time-to-time receive services and products which serve both research and nonresearch functions. In such event, the Advisor makes a good faith determination of the anticipated research and nonresearch use of the product or service and allocates brokerage only with respect to the research component.

When the Advisor in its fiduciary duty believes it to be in the best interests of a Fund’s shareholders, a Fund may join with other clients of the Advisor in acquiring or disposing of a portfolio holding.  Securities acquired or proceeds obtained will be equitably distributed between a Fund and other clients participating in the transaction.  In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

As of June 30, 2010, the Predecessor Funds held securities of their regular broker-dealers as follows:

Frontegra Columbus Core Fund
Description	Amount
Citigroup, Inc.	$ 1,078,872
Credit Suisse AG	243,595
Goldman Sachs Group, Inc.	525,878
Morgan Stanley	623,973

Frontegra Columbus Core Plus Fund
Description	Amount
Citigroup, Inc.	$ 7,003,728
Credit Suisse AG	1,595,794
Goldman Sachs Group, Inc.	3,392,427
Morgan Stanley	4,034,058

The Predecessor Funds paid the following brokerage commissions for the past three fiscal years ended June 30, 2010, 2009 and 2008:

	2010	2009	2008
Frontegra Columbus Core Fund	$0	$0	$0
Frontegra Columbus Core Plus Fund	$0	$75,781	$0

Portfolio Turnover.  The Funds do not intend to purchase securities solely for short-term trading purposes.  However, securities may be sold without regard to the time they have been held in a Fund when, in the opinion of the Fund’s Advisor, investment considerations warrant such action.

There are no fixed limitations regarding portfolio turnover for either the equity or fixed income portions of any Fund.  Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.  The Predecessor Funds’ portfolio turnover rates for the most recent fiscal year may be found in their Annual Report to shareholders dated June 30, 2010 and their portfolio turnover rates for the six months ending December 31, 2010 may be found in their Semi-Annual Report to shareholders dated December 31, 2010.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The price at which you purchase and redeem (sell) a Fund’s shares is called the Fund’s net asset value per share (“NAV”).  A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding.  Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m. Central Time) on days when the Fund is open for business.  The Funds are open for business on the same days that the NYSE is open for unrestricted trading.  The Funds are closed on weekends and the following holidays:

New Year’s Day                                           January 1
Martin Luther King, Jr. Day                       Third Monday in January
Presidents’ Holiday                                     Third Monday in February
Good Friday                                                  Friday before Easter
Memorial Day                                               Last Monday in May
Independence Day                                       July 4
Labor Day                                                     First Monday in September
Columbus Day                                              Second Monday in October
Veterans’ Day                                               November 11
Thanksgiving Day                                       Fourth Thursday in November
Christmas Day                                              December 25

If any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any holiday falls on a Sunday, the NYSE will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

In connection with the determination of the Funds’ net asset values, securities that are traded on a recognized stock exchange (except the NASDAQ National Market® and SmallCap® exchanges) are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on only over-the-counter markets are valued at the mean between the last current bid and asked prices. Securities for which there were no transactions are valued at the mean between the last current closing bid and asked prices.  NASDAQ National Market® and SmallCap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”).  The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. Options are valued at the mean between the current bid and asked prices.  Debt securities (other than short-term instruments maturing within 60 days) are valued at prices furnished by a pricing service, subject to review and possible revision by the Funds’ Advisor.  Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Board of Trustees.  Debt instruments maturing within 60 days are valued by the amortized cost method.  Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board of Trustees.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by a Fund under the following conditions authorized by the 1940 Act:  (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Funds’ shareholders.

Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which these Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund’s net asset value during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind.  If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash.  The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Determining Your Share Price” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Rule 12b-1 Plan and Shareholder Servicing Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan (the "12b-1 Plan") for the Class Y shares of the Funds.  Additionally, the Trust has adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) for the Class Y shares of the Funds.  No Shares, other than Class Y shares of the Funds, are included in calculating the 12b-1 Plan's or Shareholder Servicing Plan’s fees.  The 12b-1 Plan is only used in the distribution and marketing of Class Y shares.  The Shareholder Servicing Plan is only used in the servicing of Class Y shareholders.  Only shareholders of Class Y shares may vote on matters affecting the 12b-1 Plan or Shareholder Servicing Plan.

Under the 12b-1 Plan, the Trust, on behalf of the Class Y shares of the Funds, pays to UMB Distribution Services, LLC (the “Distributor”) or others a monthly fee of 0.25% per annum of the average daily net assets of each Fund's respective Class Y shares.  Such payments are intended to compensate the Distributor or others who have entered into an Agreement for the Sale and Servicing of the Scout Funds with the Distributor for, among other things, expenses incurred by such parties in the promotion and distribution of the Class Y shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation and distribution of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as  any distribution fees paid to securities dealers or others.

The 12b-1 Plan has been approved by the vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act (the “Independent Trustees”), and who have no direct or indirect financial interest in the operation of the 12b-1 Plan, cast in person at a separate meeting called for the purpose of voting on such 12b-1 Plan.

The Board of Trustees, including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the 12b-1 Plan will benefit the Funds and the shareholders of the Class Y shares. The 12b-1 Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the Independent Trustees. The 12b-1 Plan and any related agreements may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the outstanding shares of the affected Class, and all material amendments to the 12b-1 Plan or any related agreements shall be approved by a vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board of Trustees, at least quarterly, the amounts and purpose of any payment made under the 12b-1 Plan, as well as to furnish the Board with such other information as may reasonably be requested in order for the Board to make an informed determination as to whether the 12b-1 Plan should be continued.

Under the Shareholder Servicing Plan, each Fund shall pay a fee, as directed by the Advisor, to parties who provide shareholder services, in the amount of 0.15% on an annual basis of the average daily net asset value of the Class Y shares of a Fund.  Such fee shall be calculated daily and paid monthly or at such other intervals as the Board of the Trust shall determine.  The Advisor shall use the fee paid for support services that are not “for personal services and/or the maintenance of shareholder accounts” within the meaning of NASD Rule 2830 of the Financial Industry Regulatory Authority, Inc., which support services may include, but are not limited to: sub-transfer agent services for beneficial owners of the Fund shares; aggregating and processing purchase and redemption orders; providing beneficial owners with statements showing their positions in the Trust; processing dividend payments; providing sub-accounting services for Fund shares held beneficially; forwarding shareholder communications (such as proxies, shareholder reports, dividend and tax notices and updating prospectuses to beneficial owners); and receiving, tabulating and transmitting proxies executed by beneficial owners.  The Advisor is authorized to pay itself or its affiliates and independent third party service providers for performing service activities consistent with this Shareholder Servicing Plan.

The Board of Trustees, including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Shareholder Servicing Plan will benefit the Funds and the shareholders of the Class Y shares.  The Shareholder Servicing Plan, and any related agreements, shall continue in full force and effect as to the Class Y shares of a Fund for so long as such continuance is specifically approved at least annually by a majority of both the Trustees of the Trust and the Independent Trustees.  The Shareholder Servicing Plan may be amended from time to time with respect to the Class Y shares of a Fund upon the approval of the Board, including a majority of the Independent Trustees.

Any person authorized to direct the disposition of monies paid or payable by the Funds pursuant to the Shareholder Servicing Plan or a related agreement shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts so expended.  The Advisor shall provide to the Trust, for provision to the Trustees, and the Trustees shall review such reports and information as the Trustees may require, which may be specified in the related agreement.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ overall policy with regard to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders.  The Funds publicly disclose 100% of their portfolio holdings in quarterly reports approximately 60 days after each quarter-end as required by SEC rules.  Also, each Fund makes a complete list of its portfolio holdings publicly available on the Funds’ web site, scoutfunds.com, approximately 30 days after the end of each month.  Further, each Fund that holds equity securities discloses its top ten equity holdings on the Funds’ web site (scoutfunds.com) approximately fifteen days after the end of each fiscal quarter.  This information is made available to enhance communications to the Funds’ shareholders and their representatives by providing them with additional means of monitoring and evaluating investments in the Funds, as well as to facilitate the work of ratings agencies that evaluate the Funds.

Under the Funds’ portfolio holdings disclosure policy and relevant SEC rules, the Funds may not make non-public disclosure of portfolio holdings information to third parties, unless the third party agrees to keep the information confidential and to appropriate limitations on trading. The Funds and/or the Advisor share portfolio holdings information with certain primary service providers that have a legitimate business need, related to the services they provide to the Funds, for such information.  The service providers that may receive portfolio holdings information include the custodian, the administrator, the proxy voting vendor, trade management and custodial systems vendors, consultants, legal counsel, the independent registered public accounting firm and vendors that provide analytics used for investment management and compliance oversight responsibilities.  The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.  No compensation or other consideration is received with respect to the disclosure to the Funds’ primary service providers.

The Chief Compliance Officer will periodically assess compliance with the portfolio holdings disclosure policy and incorporate the assessment into the annual review of compliance controls and report, as necessary, to the Board of Trustees.  If a violation of the portfolio holding disclosure policy is suspected, it shall be communicated to the Chief Compliance Officer for investigation.  If it is determined that portfolio holdings information has been released in contravention of this policy, the circumstances surrounding the release of such information will be investigated.  To the extent that it is determined that the information has been deliberately released in contravention of these procedures, then appropriate disciplinary action will be taken against the individual(s) responsible for the release.

To the extent that information is released in contravention of these procedures, reasonable efforts will be made to retrieve such information from the party to whom the information was disclosed.  If it is impractical or impossible to retrieve such information, reasonable efforts will be made to secure a non-disclosure agreement from the party to whom such information was released.  If these efforts are unsuccessful, then consideration will be given to publicly releasing the information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Dividends, Distributions, and Taxes” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Funds.  Each Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “fund”) under Subchapter M of the Code.  If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, each Fund must satisfy the following requirements:

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Distribution Requirement —a Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

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Income Requirement —a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

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Asset Diversification Test —a Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.

Each Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of Capital Gains” below.

Capital Loss Carryovers.  Under the Regulated Investment Company Modernization Act of 2010 (RIC Mod Act), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year.  Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  However, for net capital losses arising in taxable years of a Fund beginning on or before December 22, 2010, a Fund is only permitted to carry forward such capital losses, if any, for eight years as a short-term capital loss.  A Fund may use such capital loss carryovers, subject to applicable limitations, to offset capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund.  An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those arising in taxable years of a Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. Each Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change.  Additionally, if a Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Post-October Losses.  Each Fund may elect to treat part or all of any " qualified late year loss " as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below).  A "qualified late year loss " includes (i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and (ii) the excess, if any, of (1) the sum of (a) any ordinary losses from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses, and losses resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect incurred after October 31 of the current taxable year, and (b) any other ordinary loss not described in (a) attributable to the portion of the taxable year after December 31, over (2) the sum of (c) any ordinary gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency gains, and gains resulting from holding stock in a PFIC for which a mark-to-market election is in effect incurred after October 31 of the current taxable year, and (d) any other ordinary gain not described in (c) attributable to the portion of the taxable year after December 31.

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Funds currently intend to distribute net capital gains.  If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax.  To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% (or 98.2% beginning January 1, 2011) of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income.  Generally, each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay some excise tax.

Foreign Income Tax.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.  Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders.

Taxation of Fund Distributions.  Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Each Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments.  A Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of a Fund’s earnings and profits.

Distributions of Capital Gains.  Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund.  Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals. With respect to taxable years of a Fund beginning before January 1, 2013 (unless such provision is extended or made permanent), ordinary income dividends reported by a Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.  Either none or only a nominal portion of the dividends paid by each Fund will be qualified dividend income because the Funds do not invest primarily in stocks of domestic corporations and qualified foreign corporations.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the 70% corporate dividends-received deduction.  The portion of dividends paid by a Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations.  The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor.  Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.  Either none or only a nominal portion of the dividends paid by each Fund will be qualified dividend income because the Funds do not invest primarily in stocks of domestic corporations.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities.  At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax Basis Information. Under the Energy Improvement and Extension Act of 2008, a Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Fund on or after January 1, 2012.

Wash Sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Tax Shelter Reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

Tax Treatment of Portfolio Transactions.  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders.  This section should be read in conjunction with the discussion above under  “Investment Policies” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In General.  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments.  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a  fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.  Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced, for taxable years of the Fund beginning after December 22, 2010, by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.  In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments. A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs.   A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion Income)” and “Non-U.S. Investors — Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment.  A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Securities Lending.  While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.

Investments in Securities of Uncertain Tax Character.   A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.  By law, a Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund.  Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a Fund from its net long-term capital gains and, with respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends.  In general, (i) a capital gain dividend reported by a Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), a short-term capital gain dividend reported by a Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends.  With respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), dividends reported by a Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is reported by a Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors.  It may not be practical in every case for a Fund to designate, and the Funds reserve the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits.  Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business.  If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property.  A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S. REIT). The sale of a U.S. real property interest (USRPI) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2012 (unless such sunset date is extended or made permanent), except that after such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax. For decedents dying on or after January 1, 2010 and before January 1, 2011, the U.S. federal estate tax was repealed for one year.  As of January 1, 2011, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended or made permanent.  Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. Tax Certification Rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from back-up withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

INVESTMENT ADVISOR

Pursuant to an Investment Advisory Agreement, on behalf of the Scout Core Bond Fund and the Scout Core Plus Bond Fund, the Trust employs Scout Investments, Inc. as the Funds’ investment advisor.  The Advisor provides professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Funds in accordance with each Fund’s stated investment objective and policies.  The Advisor is a wholly-owned subsidiary of UMB Financial Corporation.  UMB Bank, the Fund’s custodian, and UMB Fund Services, Inc. (“UMBFS”), the Funds’ administrator, fund accountant and transfer agent, are both wholly-owned subsidiaries of UMB Financial Corporation. As of December 31, 2010, assets under the management of the Advisor were approximately $19.8 billion.

The following charts describe the annual investment advisory fee for each Fund.

Fund	Annual Rate of Fee based on Average Daily Net Assets
Scout Core Bond Fund*	0.40%
Scout Core Plus Bond Fund*	0.40%

*
The Advisor has entered into an agreement to reduce advisory fees and/or assume certain fund expenses through April 21, 2013 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%.  If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it reduced or expenses that it assumed during the previous three year period.  This expense limitation agreement may not be terminated prior to April 21, 2013 unless the Fund’s Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Prior to the Reorganizations on April 21, 2011, each Predecessor Fund had an investment advisory agreement with Frontegra Asset Management, Inc. (the “Predecessor Advisor”).  The Frontegra Columbus Core Fund paid the Predecessor Advisor a monthly advisory fee at the annual rate of 0.42% of the average daily net asset value of the fund and the Frontegra Columbus Core Plus Fund paid the Predecessor Advisor a monthly advisory fee at the annual rate of 0.40% of the average daily net asset value of the fund.

The aggregate investment advisory fees paid (after waivers) to the Predecessor Advisor by each Predecessor Fund during the three most recent fiscal years ended June 30 were:

	2010	2009	2008
Frontegra Columbus Core Fund	$30,7881	$66,8062	$61,7553
Frontegra Columbus Core Plus Fund	$1,097,9834	$1,052,3765	$931,9116

1
For the fiscal year ended June 30, 2010, investment advisory fees for the Frontegra Columbus Core Fund, before any fee reduction, totaled $257,009.  Under an agreement by the Predecessor Advisor to limit its fees, the Frontegra Columbus Core Fund paid the investment advisory fee shown.

2
For the fiscal year ended June 30, 2009, investment advisory fees for the Frontegra Columbus Core Fund, before any fee reduction, totaled $343,157.  Under an agreement by the Predecessor Advisor to limit its fees, the Frontegra Columbus Core Fund paid the investment advisory fee shown.

3
For the fiscal year ended June 30, 2008, investment advisory fees for the Frontegra Columbus Core Fund, before any fee reduction, totaled $402,868. Under an agreement by the Predecessor Advisor to limit its fees, the Frontegra Columbus Core Fund paid the investment advisory fee shown.

4
For the fiscal year ended June 30, 2010, investment advisory fees for the Frontegra Columbus Core Plus Fund, before any fee reduction, totaled $1,660,169.  Under an agreement by the Predecessor Advisor to limit its fees, the Frontegra Columbus Core Plus Fund paid the investment advisory fee shown.

5
For the fiscal year ended June 30, 2009, investment advisory fees for the Frontegra Columbus Core Plus Fund, before any fee reduction, totaled $1,594,707.  Under an agreement by the Predecessor Advisor to limit its fees, the Frontegra Columbus Core Plus Fund paid the investment advisory fee shown.

6
For the fiscal year ended June 30, 2008, investment advisory fees for the Frontegra Columbus Core Plus Fund, before any fee reduction, totaled $1,734,350. Under an agreement by the Predecessor Advisor to limit its fees, the Frontegra Columbus Core Plus Fund paid the investment advisory fee shown.

The Advisor and/or Funds have entered into arrangements with financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale.  Mutual fund supermarkets, retirement plan recordkeepers, and third party administrators may also provide distribution and shareholder servicing to the Funds and their shareholders.  These companies may operate mutual fund trading platforms (such as ‘No Transaction Fee’ mutual fund supermarkets or retirement plan platforms) that provide the Funds with access to investors and, in that way, increase the distribution opportunities for the Funds.  To the extent that the cost of these arrangements is not covered by the Funds’ operating expenses or is related to distribution or marketing of the Funds’ shares, the Advisor may make additional payments, out of its own assets, to compensate counterparties for these arrangements.  These additional payments are sometimes referred to as “revenue sharing” payments.  The Advisor may benefit from these arrangements because the increase in the sale of Fund shares will result in an increase in the Funds' assets and consequently an increase in advisory fees.  To the extent that the financial companies perform shareholder services such as transaction and shareholder recordkeeping, account administration and other services that would otherwise be provided by the Funds’ service providers, the Funds bear a portion of the costs of such arrangement and such costs are reflected in the Prospectus Fee Table and related expense ratio information published for the Funds.

The Board is responsible for overseeing the performance of the Advisor and determining whether to approve, for an initial term, or renew, for subsequent terms, each Fund’s Investment Advisory Agreement. Initial approval of the Investment Advisory Agreement requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees, and approval of the outstanding voting securities, as that term is defined in the 1940 Act, of each Fund.  Renewal of the agreement requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees.

The Board, including all of the Independent Trustees, considered and unanimously approved the Scout Core Plus Bond Fund’s Investment Advisory Agreement and the Scout Core Plus Bond Fund’s initial shareholder has approved the Investment Advisory Agreement.  The Investment Advisory Agreement’s initial term is through March 31, 2012 and it will continue in effect for successive one year periods, provided that renewal is approved annually by a majority of the Board of Trustees, including a majority of the Independent Trustees.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement on behalf of the Scout Core Plus Bond Fund will be available in the Fund’s Annual Report to Shareholders for the period ended June 30, 2011.  A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement on behalf of the Scout Core Bond Fund is available in the Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2010.

Potential Conflicts of Interest

The Advisor and its affiliates may have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities and instruments as the Funds.  As such, the Advisor and its affiliates or their clients are or may be actively engaged in transactions in the same securities and instruments in which a Fund invests.  Such activities could affect the prices and availability of the securities and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance.  Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.  When the Advisor or an affiliate seeks to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable.  In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund.

Further, transactions in investments by one or more other accounts or clients advised by the Advisor may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund.  This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions or advice for other accounts.  When the Advisor or one of its other clients implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged.

PORTFOLIO MANAGERS

Investments in the Funds

Information relating to a portfolio manager’s ownership (including the ownership of his or her immediate family) in the Predecessor Funds as of December 31, 2010 is set forth in the chart below.

Frontegra Columbus Core Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Mark M. Egan	None
Tom Fink	None
Todd Thompson	None
Steven T. Vincent	None

Frontegra Columbus Core Plus Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Mark M. Egan	None
Tom Fink	None
Todd Thompson	None
Steven T. Vincent	None

Other Managed Accounts

In addition to the Funds, some portfolio managers manage other accounts.  The following table sets forth, as of December 31, 2010, information regarding the total accounts for which each portfolio manager has the day-to-day management responsibilities.  Unless otherwise indicated, none of these accounts paid performance-based advisory fees.

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance-Based Fees	Total Assets of Pooled Investment Vehicles with Performance-Based Fees	Number	Total Assets	Number with Performance-Based Fees	Total Assets of Accounts with Performance-Based Fees
Mark M. Egan	0	$0	1	$109 million	0	$0	91	$9.4 billion	2	$192 million
Thomas M. Fink	0	$0	1	$109 million	0	$0	91	$9.4 billion	2	$192 million
Todd C. Thompson	0	$0	1	$109 million	0	$0	91	$9.4 billion	2	$192 million
Steven T. Vincent	0	$0	1	$109 million	0	$0	91	$9.4 billion	2	$192 million

Compensation

The Advisor utilizes a strategic and comprehensive compensation plan for its portfolio managers that is competitive and within the norm of industry standards.  The compensation of the portfolio managers of the Funds is not tied directly to either the performance or the net assets of the Funds.  Instead, compensation of the portfolio managers, who are all employees of the fixed income division of Scout Investments, Inc., Reams Asset Management, is dependent in part on the overall profitability of that division.

The Reams Asset Management fixed income professionals, who are all either portfolio managers or analysts, earn a base salary and participate in the Scout Investment Incentive Bonus Plan.  The size of bonus pool under that plan is dependent on the profitability of the Reams Asset Management division.  The performance and net assets of the Funds have an impact on that profitability.

Potential Conflicts of Interest

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as equity or fixed income securities.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Funds.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

However, securities selected for funds or accounts other than a Fund may outperform the securities selected for the Fund.  Finally, if the portfolio manager identifies a limited investment opportunity, which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible Funds and accounts.  The Advisor seeks to manage such potential conflicts by following procedures intended to provide a fair allocation of buy and sell opportunities among client accounts.

The structure of portfolio manager compensation may also give rise to potential conflicts of interest.  A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.

Finally, the management of personal accounts by the portfolio manager may give rise to potential conflicts of interest.  The Funds’ code of ethics is designed to address such conflicts.

The Funds have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

OFFICERS AND TRUSTEES

The officers of the Trust manage the day-to-day operations of the Funds.  The Trust officers, as well as the Advisor, are subject to the direct supervision and control of the Board of Trustees.  Under the applicable laws of Delaware, Trustees owe a fiduciary duty to the shareholders of the Funds.  The Board is responsible for the overall management of the Funds, including general supervision of the Funds’ investment activities and the Funds’ various service providers.

The following is a list of the Trustees and senior officers of the Trust and their ages and business experience for the past five years.

Independent Trustees
Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee During Past 5 Years
Andrea F. Bielsker c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 11/16/58	Trustee	Indefinite; until successor elected. Served as a Trustee since 2005.	Principal, AFB Consulting, since July 2008; Chief Financial Officer, Brooke Credit Corporation, from 2007 to May 2008; Vice President, Liberty Power Corp., 2007; Senior Vice President, Finance, Chief Financial Officer and Treasurer, Great Plains Energy Company from 2002 to 2005.	11	None
William E. Hoffman, D.D.S. c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 04/11/38	Trustee	Indefinite; until successor elected. Served as a Trustee since 1982.	Orthodontist.	11	None
Eric T. Jager 4900 Main Street, Suite 1200 Kansas City, Missouri 64112 06/19/43	Trustee	Indefinite; until successor elected. Served as a Trustee since 1987.	President, Windcrest Investment Management, Inc.; Executive Vice President – Investments, Bartlett and Company, from 1983 to July 2010.	11	Neptune Industries, Inc. (2007-2008); Nygaard Corporation (2007-Present)
Stephen F. Rose c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 11/05/47	Trustee (Independent Chairman)	Indefinite; until successor elected. Served as a Trustee since 1989.	Chairman, Metromedia, Inc., since November of 2010. Chairman, Sun Publications, Inc., from 1998 to 2010.	11	None

Interested Trustee

Name, Address and Birthdate	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
William B. Greiner* c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 03/05/54	Trustee	Indefinite; until successor elected. Served as a Trustee since 2005.	Chief Investment Officer, UMB Bank, n.a. 2004-2010; President and Chief Investment Officer, Scout Investments, Inc., since 2004.	11	Washburn Endowment Association (2007 to present); KCPT Public Television (2008 to 2009)

*	Mr. Greiner is considered to be an “interested person” of the Trust under the 1940 Act due to his employment by the Advisor, an affiliated person of the Funds.

Executive Officers

Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Andrew J. Iseman c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 11/09/64	President	Indefinite, until successor elected. Served as President since November of 2010.
Chief Executive Officer, Scout Investments, Inc., since August of 2010; Chief Operating Officer, RK Capital Management, February 2009 to 2010; Executive Vice President & Chief Operating Officer, Janus Capital Group, from February 2007 to April 2008; President & Chief Operating Officer, Janus Investment Fund, Janus Adviser Series and Janus Aspen Series, from February 2007 to April 2008; Senior Vice President of Operations, INTECH, from May 2005 to February 2007; Vice President of Investment Operations, Janus Capital Group, from January 2003 to May 2005.

James. L. Moffett c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 03/27/41	Principal Executive Officer	Indefinite, until successor elected. Served as a Principal Executive Officer since 2003.
Executive Vice President and Chief International Strategist, Scout Investments, Inc., since 2009; Lead Portfolio Manager, Scout International Fund and Scout International Discovery Fund and co-Portfolio Manager Scout Stock Fund; Chairman, Scout Investments, Inc. and Executive Vice President, UMB Bank n.a., from 2001 to 2009.

C. Warren Green c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 12/27/58	Treasurer and Principal Financial Officer	Indefinite, until successor elected. Served as Treasurer and Principal Financial Officer since 2005.
Treasurer, Scout Investments, Inc., since 2009; Senior Vice President and Chief Operations Officer, Asset Management Division, UMB Bank, n,.a., since June 2007; Vice President and Chief Financial Officer, Asset Management Division, UMB Bank, n.a., from 2003 to 2007.

Constance E. Martin c/o Scout Funds 1010 Grand Boulevard Kansas City, MO 64106 09/30/61	Chief Operating Officer and Secretary	Indefinite, until successor elected. Served as Chief Operating Officer since 2008; Secretary since 2006.
Senior Vice President, Scout Investments, Inc., since 2008; Fund Administrator, UMB Fund Services, Inc., from 2005 to 2008; Brokerage Compliance, Country Club Financial Services, Inc., from 2004 to 2005; Compliance Officer, Scout Funds, from 2003 to 2004.

Benjamin D. Wiesenfeld c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 12/28/77	Chief Compliance Officer	Indefinite, until successor elected. Chief Compliance Officer since February of 2011.	Chief Compliance Officer and Chief Legal Counsel, Scout Investments, Inc., since 2009; Chief Compliance Officer and Staff Attorney, Thornburg Investment Management, Inc., from 2006 to 2009.

Fund Leadership Structure

Overall responsibility for overseeing and managing the business and affairs of the Trust rests with its Board.  Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Advisor, Distributor, administrator, transfer agent and custodian.  The Board is responsible for selecting these service providers, approving the terms of their contracts regarding the Funds, and exercising general service provider oversight.  The Board has appointed employees of certain of these service providers as officers of the Trust, with responsibility for supervising actively the day-to-day operations of the Trust and reporting to the Board regarding Trust operations.  The Board has also appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board on compliance matters.  The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds.  The role of the Board and any individual Trustee is one of oversight and not of active management of the day-to-day operations or affairs of the Trust.

The Board is currently composed of four Independent Trustees and one Trustee who is affiliated with the Advisor.  The Board believes that the number of Trustees is adequate for the number of Funds overseen by the Board and the current size of the Board is conducive to Board interaction, debate and dialogue which results in an effective decision making body. The Independent Trustees have engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Chairman of the Board is an Independent Trustee. The Chairman participates in the preparation of the agenda for meetings of the Board. The Chairman also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Funds between meetings. In developing its current structure, the Board of Trustees recognized the importance of having a significant majority of Independent Trustees.

Audit Committee.  The Board of Trustees has established an Audit Committee and the Audit Committee is composed of all of the Independent Trustees.  The Audit Committee met two times during the fiscal year ended June 30, 2010.

The Audit Committee has adopted a charter.  The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit.  According to its charter, the Audit Committee (1) oversees the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (2) oversees the quality and objectivity of the Fund’s financial statements and the independent audit thereof; (3) approves, prior to appointment, the engagement of the Fund’s independent auditors and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Fund’s independent auditor; and (4) acts as a liaison between the Fund’s independent auditors and the Fund’s Board.

Nominating Committee.  The Board of Trustees established a Nominating Committee made up of each of the Independent Trustees.  The Nominating Committee did not meet during the fiscal year ended June 30, 2010.  The Committee evaluates, from time to time, the appropriate size of the Board and recommends changes in size and composition, as deemed necessary; establishes processes for developing candidates for Independent Board members and conducts searches for qualified candidates; and recommends a slate of Independent Board members to be elected at Fund shareholders’ meetings or nominees to fill Independent Board member vacancies on the Board, where and when appropriate.  The Committee also evaluates candidates’ qualifications and makes recommendations to the full Board, for positions as “interested” members on the Board.  When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by “Qualifying Shareholders” (defined below) who provide appropriate background material about the candidate that demonstrates the candidate’s ability to serve as a Trustee.

A Qualifying Shareholder is a shareholder that (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of a Fund’s outstanding shares, (ii) has been a shareholder of 1/2 of 1% or more of a Fund’s total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee, and (iii) provides a written notice to the Nominating Committee containing the following information:

(a)	the name and address of the Qualifying Shareholder making the recommendation;
(b)	the number of shares of the Fund which are owned of record and beneficially by the Qualifying Shareholder and the length of time that the shares have been owned by the Qualifying Shareholder;
(c)
a description of all arrangements and understandings between the Qualifying Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made;

(d)	the name, age, date of birth, business address and residence address of the person or persons being recommended;
(e)
such other information regarding each person recommended as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the Board;

(f)	whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Funds, as defined in Section 2(a)(19) of the 1940 Act; and
(g)	the written consent of each person recommended to serve as a Trustee of the Funds if so nominated and elected/appointed.

A Qualifying Shareholder’s written recommendation may be addressed to the Nominating Committee at the Funds’ offices, 803 West Michigan Street, Milwaukee, WI 53233.  The Nominating Committee’s intention is that the recommending shareholder demonstrate a significant and long term commitment to the Funds and its other shareholders and that his or her objectives in submitting a recommendation is consistent with the best interests of the Funds and their shareholders.  If the Nominating Committee receives a recommendation from a Qualifying Shareholder during a time when no vacancy exists or is expected to exist in the near term and the recommendation otherwise contains all the information required, the Nominating Committee will retain such recommendation in its files until a vacancy exists or is expected to exist in the near term and the Nominating Committee commences its efforts to fill such vacancy.

Oversight of Risk.  The Board oversees risk as part of its general oversight of the Funds.  The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks.  The Funds’ officers, the Advisor and other Fund service providers perform risk management as part of the day-to-day operations of the Funds.  The Board recognizes that it is not possible to identify all risks that may affect the Funds, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects.  Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, Advisor, principal underwriter, and fund administrator and transfer agent; (3) meeting with investment personnel to review investment strategies, techniques and the processes used to manage related risks; (4) receiving and reviewing reports regarding key service providers; (5) meeting with and receiving reports from the Trust’s Chief Compliance Officer and other senior officers of the Trust and the Advisor regarding the compliance procedures of the Trust and its service providers; and (6) meeting with and receiving reports from other management personnel to discuss risks related to the Funds’ investments and operations.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Trustees’ Qualifications and Experience.  The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure.  Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with the Advisor and other service providers, and the ability to exercise independent business judgment.  Also, in addition to a demonstrated record of business and professional accomplishment, all of the Trustees have served on the Board for a number of years, and, as a result, have extensive experience overseeing mutual fund operations.  In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders.  Generally, no one factor was decisive in determining that an individual should serve as a Trustee.   Set forth below is a brief description of the specific experience of each Trustee.  Additional details regarding the background of each Trustee is included in the chart earlier in this section.

Andrea F. Bielsker.  Ms. Bielsker has served as a Trustee since 2005.  Ms. Bielsker is a seasoned financial executive who has served as Chief Financial Officer of a number of private and public companies. She is a community leader and previously served as a member of the University of Kansas School of Business Board of Advisors, the Board of the Kansas City Fountains Foundation, the Board of the Marillac treatment center for at-risk children and the Board of the Kansas City Tomorrow (Leadership Program).  Ms. Bielsker received her MBA from the University of Kansas.

William E. Hoffman.  Mr. Hoffman has served as a Trustee since 1982.  Mr. Hoffman has his own orthodontist practice and is also an orthodontic practice consultant.  He previously was a member of the Orthodontic Faculty at the University of Missouri.  Mr. Hoffman is a community leader and serves as a member of the Board of the Johnson County Parks and Recreation Foundation.

Eric T. Jager.  Mr. Jager has served as a Trustee since 1987.  Mr. Jager has extensive experience as an investment management professional having spent his career in the investment management industry.  He is a community leader and serves as a Director and Chairman of the Integrated Medicine Endowment Board and Director of the Advancement Board of the University of Kansas Medical School. Previously, Mr. Jager served as Director and Co-Chairman of the Kansas, Inc. (State Economic Development Commission) and as a Director of the University of Kansas Hospital.  He also served as a Director of Tech-Industry Consultants, the Kansas State Historical Society, the Shawnee Mission Education Foundation, the Children’s Center for the Visually Impaired and the Johnson County Business Tech Center.  Mr. Jager received his MBA from Southern Methodist University and achieved the Chartered Financial Analyst designation.

Stephen F. Rose.  Mr. Rose has served as a Trustee since 1989 and is Chairman of the Board.  Mr. Rose currently serves as Chairman of Metromedia, Inc.  Mr. Rose previously served as Chairman of Sun Publications, Inc. from 1998 to 2010.  He is a weekly political analyst and roundtable panelist and has hosted his own show on public television.  Mr. Rose is a community leader and serves on the Board of the Johnson County Community College Foundation and the Advisory Board for the University of Kansas, Edwards Campus.  Previously, Mr. Rose served as a Director of Metcalf Bank and as President of the trade organization Suburban Newspapers of America.  He also served as Chairman of the Overland Park, Kansas Chamber of Commerce and Vice Chairman of the Greater Kansas City Chamber of Commerce, as well as Chairman of the University of Kansas School of Nursing.  In addition, Mr. Rose previously served on the Boards of the Johnson County Mental Health Center and the Kansas City Symphony.

William B. Greiner.  Mr. Greiner has served as a Trustee since 2005.  Mr. Greiner is President and Chief Investment Officer of the Advisor.  He has more than thirty years of investment experience and is a nationally recognized leader in the investment management field.  He is a regular guest on Bloomberg, Television, CNBC and CNBC Worldwide and has been featured in major financial publications such as Barron’s, The Wall Street Journal and BusinessWeek discussing his views on the U.S. economy.  Prior to joining the Advisor, Mr. Greiner was employed by Northern Trust Company.  Mr. Greiner achieved the Chartered Financial Analyst designation and is a member of the CFA Institute and the Kansas City CFA Society.

The Board believes that the Trust’s leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management of the Trust and service providers and facilitates the exercise of the Board’s independent judgment.  In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, (2) an effective forum for considering governance and other matters through the Nominating Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on financial, governance and risk-oversight related issues.  Except for any duties specified pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

Compensation of Trustees.  The following table shows the compensation received by the Independent Trustees for the fiscal year ended June 30, 2010.

Name of Trustee	Aggregate Compensation Per Fund For Serving on the Board1	Total Compensation For Serving on the Board Paid to Trustees2
William B. Greiner3	--	--
Andrea F. Bielsker	$4,800	$48,000
William E. Hoffman	$4,800	$48,000
Eric T. Jager	$4,800	$48,000
Stephen F. Rose	$5,800	$58,000

1
The amount in this column represents the approximate amount that an Independent Trustee received on a per Fund basis.  The amount is calculated by dividing the aggregate fee paid to the Trustee by the number of Funds.

2	The amounts reported in this column reflect the total compensation paid to each Trustee for his/her services as a Trustee of each of the Funds in existence during the fiscal year ended June 30, 2010.
3	Mr. Greiner, as an “interested trustee,” does not receive compensation for his services as Trustee.

Trustee Share Ownership

The following tables provide the dollar range of equity securities beneficially owned by the Board members on December 31, 2010.

Independent Trustees

Dollar Range of Equity Securities in the Funds
Fund	William E. Hoffman	Eric T. Jager	Stephen F. Rose	Andrea F. Bielsker
Scout Core Bond Fund	$1 - $10,000	None	$50,001 - $100,000	None
Scout Core Plus Bond Fund*	None	None	None	None
Aggregate Dollar Range of Equity Securities in all Funds Overseen Within Fund Complex	$50,001 - $100,000	$50,001 - $100,000	$50,001 - $100,000	$10,001 - $50,000

* As of December 31, 2010, there were no publicly outstanding shares of the Scout Core Plus Bond Fund and, therefore, the Trustees did not own any shares of the Fund.

Interested Trustee

Fund	Dollar Range of Equity Securities in the Funds William B. Greiner
Scout Core Bond Fund	$50,001 - $100,000
Scout Core Plus Bond Fund*	None
Aggregate Dollar Range of Equity Securities in all Funds Overseen Within Fund Complex	Over $100,000

* As of December 31, 2010, there were no publicly outstanding shares of the Scout Core Plus Bond Fund and, therefore, the Trustees did not own any shares of the Fund.

The following table sets forth the securities of the Advisor or its control persons owned by the Independent Trustees and their immediate family members:

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Andrea F. Bielsker	None	None	None	None	None
William E. Hoffman	None	None	None	None	None
Eric T. Jager1	Joan Alison Bartlett Jager – spouse	UMB Financial Corporation	Common	$236,222.72	0.014%
Stephen F. Rose	None	None	None	None	None

1	The UMB Financial Corporation common stock is separate marital property of Ms. Jager and Mr. Jager specifically disclaims beneficial ownership of the stock.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

Control persons are persons deemed to control a Fund because they own beneficially over 25% of the outstanding equity securities.  Principal holders are persons that own beneficially 5% or more of a Fund’s outstanding equity securities.  As of March 31, 2011, there were no outstanding shares of the Scout Core Plus Bond Fund.  As of March 31, 2011, the Scout Core Bond Fund was aware that the following persons or entities owned a controlling interest or owned of record 5% or more of the outstanding shares of the Fund:

Fund Name	Name	Address	City	State	Zip Code	Percent of Fund
SCOUT CORE BOND FUND—Institutional Class	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	31.97%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	21.46%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	11.26%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	8.49%

*  Shareholder of record, not beneficial owner.

As of March 31, 2011, the Board of Trustees and officers as a group owned less than 1% of the outstanding shares of the Scout Core Bond Fund.

ADMINISTRATOR AND FUND ACCOUNTANT

UMBFS, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 has agreed to provide administrative and fund accounting services to the Funds under an Administration and Fund Accounting Agreement dated April 1, 2005 between UMBFS and the Trust, on behalf of the Funds (the “Administration Agreement”). UMBFS is the parent of the Funds’ Distributor.  UMBFS is also a direct subsidiary of UMB Financial Corporation, the parent company of UMB Bank, the Funds’ custodian, and the Advisor.  UMBFS’ services include, but are not limited to, the following: calculating daily net asset values for the Funds; assisting in preparing and filing all federal income and excise tax filings; overseeing the Funds’ fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Funds’ expenses; monitoring the Funds’ status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Funds’ investment policies and restrictions and generally assisting the Funds’ administrative operations.

UMBFS furnishes office space and all necessary office facilities, equipment, supplies, and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement continues in effect until terminated.  The Administration Agreement may be terminated, without payment of any penalty (i) by mutual consent of UMBFS and the Trust, or (ii) by UMBFS or the Trust upon not less than 60 days’ written notice to the other party, which notice may be waived by the party entitled to notice. Under the Administration Agreement, UMBFS is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of UMBFS in the performance of its duties or reckless disregard of its obligations and duties.  In the Administration Agreement it is also provided that UMBFS may provide similar services to others, including other investment companies.

For the foregoing, UMBFS receives a fee from the Trust on the value of each Fund computed daily and payable monthly, at the annual rate of 0.05% of the Funds’ average annual net assets.  The Trust also covers certain of UMBFS’ out-of-pocket expenses.  For the fiscal years ended June 30, 2010, 2009 and 2008, the Trust paid UMBFS $4,579,240, $3,766,435, and $4,069,009, respectively, for its services.  The Amounts shown for 2010 for the Scout Core Bond Fund reflect certain temporary fee reductions voluntarily provided by UMBFS.

U.S. Bancorp Fund Services, LLC provided administrative and fund accounting services to the Predecessor Funds pursuant to administration and fund accounting agreements.  For the fiscal years ended June 30, 2010, 2009 and 2008, U.S. Bancorp Fund Services, LLC received $505,124, $497,995 and $641,511, respectively, from Frontegra Funds, Inc. for such services.

DISTRIBUTOR

Under an Amended and Restated Distribution Agreement with the Trust, on behalf of the Funds, dated April 1, 2010, as amended, the Distributor, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, acts as distributor for the Funds and acts as exclusive agent for the Funds in selling their shares to the public.  The Distributor is an affiliate of the Advisor.  The Distributor shall offer shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith.  The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships.  The Distributor is not obligated to sell any certain number of shares of the Funds, and does not receive any fee or other compensation from the Trust or any Fund under the Distribution Agreement.

The Distribution Agreement continued in effect until March 31, 2011, and will continue automatically for successive annual periods ending each March 31, if continued at least annually by the Board of Trustees, including a majority of Independent Trustees.  The Distribution Agreement terminates automatically if assigned by either party or upon 60 days’ written notice by either party to the other.

TRANSFER AGENT

The Trust, on behalf of the Funds, has entered into an agreement with UMBFS to provide transfer agency and dividend payment services to the Funds, including, but not limited to, the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration.  UMBFS is located at 803 West Michigan Street, Milwaukee, Wisconsin 53233.  UMBFS is compensated on a per-fund, per-account and transactional basis, plus out-of-pocket expenses.

CUSTODIAN

The Trust has entered into a Custody Agreement with UMB Bank under which UMB Bank holds the Funds’ assets for safekeeping.  This means the bank, rather than the Funds, has possession of the Funds’ cash and securities.  As directed by the Funds’ officers and portfolio managers, UMB Bank delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price.  It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds’ expenses.  UMB Bank is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ financial statements and financial highlights are audited annually by the independent registered public accounting firm approved by the Board of Trustees each year.  Deloitte & Touche LLP is the Funds’ present independent registered public accounting firm.

FUND COUNSEL

Stradley Ronon Stevens & Young, LLP, with offices at 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

GENERAL INFORMATION AND HISTORY

The Trust currently has nine series: Scout Stock Fund, Scout Mid Cap Fund, Scout Small Cap Fund, Scout TrendStar Small Cap Fund, Scout International Fund (formerly, the Scout WorldWide Fund), Scout International Discovery Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Global Equity Fund.  The Trust was organized as a statutory trust in Delaware on January 27, 2000 and began with two series, which have subsequently been liquidated.  One of the current series, the Scout Small Cap Fund series, was created on January 24, 2001 to become the successor to Scout Regional Fund, Inc., which was reorganized into the Scout Small Cap Fund on July 1, 2001.

On April 1, 2005, the Trust created additional series to become the successor funds to funds within the Scout Funds family that were previously organized as Maryland corporations.  The shareholders of the Funds previously organized as Maryland corporations approved the reorganization of their respective Funds into series of the Trust.  The Scout Stock Fund series became the successor fund of the UMB Scout Stock Fund, Inc. series bearing the same name.  The Scout Growth Fund series became the successor fund of the UMB Scout Stock Fund, Inc. series named the UMB Scout Stock Select Fund.  The Scout International Fund, the Scout Core Bond Fund, and the Scout Tax-Free Money Market Fund series became the successor funds to UMB Scout International Fund, Inc., UMB Scout Bond Fund, Inc., and UMB Scout Tax-Free Money Market Fund, Inc., respectively. The Scout Money Market Fund – Federal Portfolio and the Scout Money Market Fund – Prime Portfolio series became the successor funds of the UMB Scout Money Market Fund, Inc. series bearing the same names.  On October 31, 2006, the Trust created the Scout Mid Cap Fund series.  On December 31, 2007, the Trust created the Scout International Discovery Fund series.  The Scout Growth Fund was liquidated on June 24, 2008.

Beginning July 17, 2007, each of the Money Market Funds issued two separate classes of shares:  Investor Class shares and Service Class shares.  All outstanding Money Market Fund shares were designated as Investor Class shares on July 17, 2007 and Investor Class shares continue to be available for direct purchase.  The Service Class shares, which are subject to annual Rule 12b-1 distribution and service fees, were offered for use in cash sweep arrangements for clients of banks, trust companies and broker-dealers, including UMB Bank and its affiliates.  The Money Market Funds were liquidated on February 28, 2011.

In 2009, TrendStar Advisors, LLC, the investment advisor to the TrendStar Small-Cap Fund, entered into an agreement to sell its investment advisory business to the Advisor.  Under the agreement, the TrendStar Small-Cap Fund was reorganized into the Scout Funds family as the Scout TrendStar Small Cap Fund.

In 2010, Reams Asset Management Company, LLC, the investment sub-advisor to the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund, entered into an agreement to sell its investment advisory business to the Advisor.  In connection with this transaction, Frontegra Asset Management, Inc. entered into an agreement to sell its books and records and related assets relating to the management of the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund to the Advisor.  Under that agreement, the Frontegra Columbus Core Plus Fund was reorganized with and into the Scout Core Plus Bond Fund, and the Frontegra Columbus Core Fund was reorganized with and into the Scout Core Bond Fund.

Each series of the Trust represents interests in a separate portfolio of investments and is subject to separate liabilities.  Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees.  The beneficial interest of each series is divided into an unlimited number of shares, with no par value.  Each share has equal dividend, voting, liquidation and redemption rights except that the shares of each Fund have sole voting rights with respect to matters that only affect holders of that series, and that shares of each Class of a Fund have sole voting rights with respect to matters that only affect the holders of that Class, such as the right to vote on issues associated with the Rule 12b-1 Plan for the Class Y shares of the Scout Core Bond Fund and Scout Core Plus Bond Fund.  There are no conversion or preemptive rights.  Shares, when issued, will be fully paid and nonassessable.  Fractional shares have proportional voting rights.  Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued.  The Trust does not intend to hold regular annual shareholder meetings.  Upon the Trust’s liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.  If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

Non-Cumulative Voting.  All of the Funds’ shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

Trademarks.  Each of the Funds is authorized to use the words “UMB” and “Scout” in its name, and may use the Scout design, so long as Advisor continues as its investment advisor.

Code of Ethics.  The Trust, the Advisor and the Distributor have each adopted a code of ethics, to the extent required by federal securities laws.  Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures.

Summary of Proxy Voting Procedures.  The Board of Trustees has delegated authority for making voting decisions with respect to Fund portfolio securities to the Advisor.   The Advisor has adopted a Proxy Voting Policy (the “Policy”), as well as General Proxy Voting Standards and Guidelines (the “Guidelines”) that provide as follows:

•
The Policy provides that voting rights shall be exercised on all decisions that have any effect on the value of the security, and shall be exercised so as to maximize and protect the value of the security, looking at both the short-term and long-term consequences.

•
The Policy also provides that decisions regarding the voting of proxies shall be made solely in the interest of the shareholders of the Funds.  The exclusive purpose shall be to provide benefits to Fund shareholders by considering those factors that affect the value of the security.

•
The Policy also provides that voting rights shall be exercised to give the greatest benefit to the shareholder.  In exercising voting rights, there shall be no undue prejudice in favor of management.  Proposals designed solely to benefit or protect the welfare of directors, officers or other individuals shall be opposed.

The Guidelines address proxy voting on particular types of matters such as elections of directors, engagement of auditors, directors’ insurance and charitable giving.

Should a conflict of interest arise between the Advisor and the interests of the Funds’ shareholders, the proxies shall be voted strictly in accordance with the written guidelines established by the Advisor’s Board of Directors.  If the Advisor’s guidelines are not sufficiently specific to determine how the vote should be cast and there exists a material conflict of interest, the proxies will be voted by a third party that is not affiliated with and independent of the Advisor.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, is available without charge, upon request, by calling 1-800-996-2862 or by accessing the SEC’s website at www.sec.gov.

FIXED INCOME SECURITIES RATINGS

Standard & Poor’s Corporation (S&P®):

AAA - Highest Grade.  These securities possess the ultimate degree of protection as to principal and interest.  Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade.  Generally, these bonds differ from AAA issues only in a small degree.  Here too, prices move with the long-term money market.

A - Upper-medium Grade.  They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions.  Interest and principal are regarded as safe.  They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-):  The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. (Moody’s):

Aaa - Best Quality.  These securities carry the smallest degree of investment risk and are generally referred to as “gilt-edge.”  Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - High Quality by All Standards.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

Note:
Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Fitch Investors Service:

Debt instruments rated “AAA,” “AA,” “A” and “BBB” are considered to be investment grade.

AAA Highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA+, AA or AA- Investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA”.

A+, A or A- Investment grade and of high credit quality.  The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB+, BBB or BBB- Investment grade and of satisfactory credit quality.  The obligor’s ability to pay interest and repay principal is considered to be adequate.  Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB+, BB or BB- Bonds are considered speculative.  The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes.  However business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B+, B or B- Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC+, CCC or CCC- Bonds have certain identifiable characteristics which if not remedied may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.  C Bonds are in imminent default of payment of interest or principal.

DDD, DD or D Bonds are in default of interest and/or principal payments.  Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.  “DDD” represents the highest potential for recovery on these bonds.  “D” represents the lowest potential for recovery.

NR Indicated that Fitch does not rate the specific issue.

Description of Taxable Commercial Paper Ratings

Moody’s - Moody’s commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months.  Moody’s has one rating - prime.  Every such prime rating means Moody’s believes that the commercial paper note will be redeemed as agreed.  Within this single rating category are the following classifications:

Prime - 1 Highest Quality
Prime - 2 Higher Quality
Prime - 3 High Quality

The criteria used by Moody’s for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the issuer;
(2)	economic evaluation of the issuer’s industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;
(3)	evaluation of the issuer’s products in relation to competition and customer acceptance;
(4)	liquidity;
(5)	amount and quality of long-term debt;
(6)	trend of earnings over a period of ten years;
(7)	financial strength of a parent company and relationships which exist with the issuer; and
(8)	recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P® - Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.  Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.  The four categories are as follows:

“A” -
Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

“A-1” -	This designation indicates that the degree of safety regarding timely payment is very strong.

“A-2” -	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

“A-3” -
Issues carrying this designation have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

“B” -	Issues rated “B” are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

“C” -	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

“D” -	This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

Fitch:

F1+	Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for payment.

Fl	Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than “F1+.”

F2	Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “F I +” and “F I”.

F3
Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance of timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

FS
Weak Credit Quality.  Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D
Default.  Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

LOC	The symbol LOC indicated that the rating is based upon a letter of credit default issued by a commercial bank.

MUNICIPAL SECURITIES RATINGS

The ratings of bonds by Moody’s and Standard and Poor’s Corporation represent their opinions of quality of the municipal bonds they undertake to rate.  These ratings are general and are not absolute standards.  Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody’s and S&P®’s Municipal Bond Ratings cover obligations of states and political subdivisions.  Ratings are assigned to general obligation and revenue bonds.  General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating.  Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants.  Although a rating reflects S&P®’s judgment as to the issuer’s capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P® Ratings:

AAA Prime - These are obligations of the highest quality.  They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline.  Debt burden is moderate.  A strong revenue structure appears more than adequate to meet future expenditure requirements.  Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial.  Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues.  Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous.  There is evidence of superior management.

AA - High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues.  Bonds rated “AA” have the second strongest capacity for payment of debt service.

A - Good Grade - Principal and interest payments on bonds in this category are regarded as safe.  This rating describes the third strongest capacity for payment of debt service.  It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management.  Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional.  Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues.  Basic security provisions, while satisfactory, are less stringent.  Management performance appears adequate.

Moody’s Ratings of Municipal Bonds:

Aaa - Bonds which are rated Aaa are judged to be of the best quality.  These securities carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody’s Ratings of Municipal Notes:

MIG 1:  The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad based access to the market for refinancing, or both.

MIG 2:  High quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3:  Favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades.  Market access for refinancing, in particular, is likely to be less well established.

PART C

OTHER INFORMATION

ITEM 28.                      EXHIBITS:

(a)           Articles of Incorporation

(1)
Agreement and Declaration of Trust of the Registrant dated January 26, 2000, and effective January 27, 2000 (the “Declaration of Trust”), previously filed as Exhibit 99.a.1 to the Registrant’s Initial Registration Statement on Form N-1A, filed on February 9, 2000 (Accession No. 0001105128-00-000004) (“Initial Registration Statement”) and incorporated herein by reference.

(2)
Certificate of Trust of the Registrant dated January 26, 2000 (the “Certificate of Trust”), and filed and effective in Delaware on January 27, 2000, previously filed as Exhibit 99.a.2 to the Initial Registration Statement and incorporated herein by reference.

(3)
Officer’s Certificate evidencing the establishment and designation of the Scout Small Cap Fund series effective January 24, 2001, previously filed as Exhibit 99.a.8.D to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on April 30, 2001 (Accession No. 0000904280-01-500009) and incorporated herein by reference.

(4)
Officer’s Certificate evidencing the establishment and designation of the Scout Stock Fund, the Scout Growth Fund, the Scout International Fund, the Scout Bond Fund, the  Scout Money Market Fund – Federal Portfolio, the Scout Money Market Fund – Prime Portfolio and the Scout Tax-Free Money Market Fund series effective November 18, 2004, previously filed as Exhibit 99.a.4 to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, filed on January 14, 2005 (Accession No. 0000948221-05-000006) and incorporated herein by reference.

(5)
Officer’s Certificate evidencing the establishment and designation of the Scout Mid Cap Fund series effective August 17, 2006, previously filed as Exhibit 99.a.5 to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on August 18, 2006 (Accession No. 0000909012-06-000926) (“PEA No. 10”) and incorporated herein by reference.

(6)
Officer’s Certificate evidencing the establishment and designation of the Investor Class of shares and the Service Class of shares for the Scout Money Market Fund – Federal Portfolio, the Scout Money Market Fund – Prime Portfolio and the Scout Tax-Free Money Market Fund series (the “Money Market Funds”) effective July 9, 2007, previously filed as Exhibit 99.a.6 to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on July 17, 2007 (Accession No. 0001382529-07-000065) (“PEA No. 13”) and incorporated herein by reference.

(7)
Officer’s Certificate evidencing the establishment and designation of the Scout International Discovery Fund series of the Registrant effective October 16, 2007, previously filed as Exhibit 99.a.7 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed on October 17, 2007 (Accession No. 0001386893-07-000084) (“PEA No. 14”) and incorporated herein by reference.

(8)
Officer’s Certificate evidencing the establishment and designation of the Scout TrendStar Small Cap Fund series of the Registrant effective February 19, 2009, previously filed as Exhibit 99.a.8 to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on April 6, 2009 (Accession No. 0001421877-09-000103) (“PEA No. 18”) and incorporated herein by reference.

(9)
Officers' Certificate evidencing the amendment to the Registrant's Agreement and Declaration of Trust to reflect the change in the name of the Registrant from "UMB Scout Funds" to "Scout Funds" previously filed as Exhibit 99.a.9 to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A, filed on October 27, 2009 (Accession No. 0000909012-09-001316) (“PEA No. 20”) and incorporated herein by reference.

(10)	Certificate of Amendment to the Certificate of Trust of the Registrant, dated July 1, 2009, previously filed as Exhibit 99.a.10 to PEA No. 20 and incorporated herein by reference.

(11)
Officer’s Certificate evidencing the establishment and designation of the Scout Core Plus Bond Fund series of the Registrant, and the re-designation and creation of share classes of the Scout Core Bond Fund series of the Registrant, previously filed as Exhibit 99.a.11 to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, filed on March 11, 2011 (Accession No. 0001450791-11-000045) (“PEA No. 25”) and incorporated herein by reference.

(b)           By-laws

(1)	By-Laws of the Registrant (the “By-Laws”) previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(2)
Officers' Certificate evidencing the amendment to the By-Laws of the Registrant to reflect the change in the name of the Registrant from "UMB Scout Funds" to "Scout Funds" effective July 1, 2009, previously filed as Exhibit 99.b.2 to PEA No. 20 and incorporated herein by reference.

(c)           Instruments Defining Rights of Security Holders

(1)	Declaration of Trust.

ARTICLE III, ARTICLE V, ARTICLE VI, and Sections 2-5 of ARTICLE VIII of the Declaration of Trust dated January 26, 2000 and effective January 27, 2000, previously filed as Exhibit 99.a.1 to the Initial Registration Statement and incorporated herein by reference.

(2)	By-Laws.

ARTICLE II and ARTICLE IX of the By-Laws, previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(d)           Investment Advisory Contracts

(1)
Investment Advisory Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the Registrant dated April 1, 2005 (the “Investment Advisory Agreement”), previously filed as Exhibit 99.d.1 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2005 (Accession No. 0000948221-05-000246) (“PEA No. 9”) and incorporated herein by reference.

(2)
Amended and Restated Exhibits A and B to the Investment Advisory Agreement previously filed as Exhibit 99.d.2 to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A, filed on October 31, 2006 (Accession No. 0000909012-06-001135) (“PEA No. 11”) and incorporated herein by reference.

(3)
Amended and Restated Exhibits A and B to the Investment Advisory Agreement, effective as of December 31, 2007, previously filed as Exhibit 99.d.3 to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2008 (Accession No. 0000909012-08-001055) (“PEA No. 17”) and incorporated herein by reference.

(4)	Amended and Restated Exhibit B to the Investment Advisory Agreement, effective as of July 1, 2008, previously filed as Exhibit 99.d.4 to PEA No. 17 and incorporated herein by reference.

(5)
Amended and Restated Exhibits A and B to the Investment Advisory Agreement, effective as of July 1, 2009, reflecting the addition of the Scout TrendStar Small Cap Fund series of the Trust, previously filed as Exhibit 99.d.5 to PEA No. 20 and incorporated herein by reference.

(6)
Form of Amended and Restated Exhibits A and B to the Investment Advisory Agreement reflecting the addition of the Scout Core Plus Bond Fund series of the Trust, previously filed as Exhibit 99.d.6 to PEA No. 25 and incorporated herein by reference.

(7)
Form of Amended and Restated Exhibits A and B to the Investment Advisory Agreement reflecting the addition of the Scout Global Equity Fund series of the Trust, previously filed as Exhibit 99.d.7 to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on April 15, 2011 (Accession No. 0001450791-11-000063) (“PEA No. 27”) and incorporated herein by reference.

(8)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the Registrant, on behalf of the Scout Stock Fund, the Scout Growth Fund and the Scout Bond Fund, previously filed as Exhibit 99.d.3 to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007 (Accession No. 0001137439-07-00176) (“PEA No. 12”) and incorporated herein by reference.

(9)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the Registrant, on behalf of the Scout Mid Cap Fund, previously filed as Exhibit 99.d.4 to PEA No. 11 and incorporated herein by reference.

(10)
Fee Waiver and  Expense  Assumption  Agreement  between  Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the  Registrant, on behalf of the Scout International Discovery Fund, previously filed as Exhibit 99.d.7 to PEA no. 17 and incorporated herein by reference.

(11)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the Registrant, on behalf of the Scout Bond Fund, previously filed as Exhibit 99.d.8 to PEA No. 17 and incorporated herein by reference.

(12)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the Registrant, on behalf of the Scout TrendStar Small Cap Fund, previously filed as Exhibit 99.d.10 to PEA No. 20 and incorporated herein by reference.

(13)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and Registrant on behalf of the Scout Stock Fund, Scout Bond Fund, Scout Mid Cap Fund and Scout International Discovery Fund, previously filed as Exhibit 99.a.10 to PEA No. 20 and incorporated herein by reference.

(14)
Form of Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.d.13 to PEA No. 25 and incorporated herein by reference.

(15)
Form of Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Global Equity Fund, previously filed as Exhibit 99.d.15 to PEA No. 27 and incorporated herein by reference.

(e)           Underwriting Contracts

(1)
Amended and Restated Distribution Agreement between UMB Distribution Services, LLC (“Distributor”) and the Registrant dated April 1, 2010 (the “Distribution Agreement”), previously filed as Exhibit 99.e.1 to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2010 (Accession No. 0001144204-10-056157) (“PEA No. 23”) and incorporated herein by reference.

(2)	Form of First Amended and Restated Schedule A to the Amended and Restated Distribution Agreement, previously filed as Exhibit 99.e.2 to PEA No. 25 and incorporated herein by reference.

(3)
Agreement for the Sale and Servicing of Shares of the Scout Funds (relating to the Service Class Shares of the Money Market Funds) previously filed as Exhibit 99.e.2 to PEA No. 17 and incorporated herein by reference.

(f)           Bonus or Profit Sharing Contracts

Not Applicable.

(g)           Custodian Agreements

(1)
Custody Agreement between the Registrant and UMB Bank, n.a. (“UMB Bank”) dated October 30, 1995 (the “Custody Agreement”), previously filed as Exhibit 99.g.1 to PEA No. 10 and incorporated herein by reference.

(A)
Amendment to the Custody Agreement dated as of July 2, 2001, previously filed as Exhibit 99.g.1.B to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2004 (Accession No. 0000948221-04-000443) (“PEA No. 6”) and incorporated herein by reference.

(B)	Revised Appendix B to the Custody Agreement previously filed as Exhibit 99.g.1.A to PEA No. 11 and incorporated herein by reference.

(C)	Revised Appendix B to the Custody Agreement previously filed as Exhibit 99.g.1.C to PEA No. 17 and incorporated herein by reference.

(D)
Form of revised Appendix B to the Custody Agreement reflecting the addition of the Scout TrendStar Small Cap Fund series of the Registrant, previously filed as Exhibit 99.g.1.D to PEA No. 20 and incorporated herein by reference.

(E)
Form of revised Appendix B to the Custody Agreement reflecting the addition of the Scout Core Plus Bond Fund series of the Registrant, previously filed as Exhibit 99.g.1.E to PEA No. 25 and incorporated herein by reference.

(2)
Rule 17f-5 Delegation Agreement by and between UMB Bank and the Registrant dated May 8, 2003, previously filed as Exhibit 99.g.4 to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2003 and incorporated herein by reference.

(A)	Revised Appendix to Rule 17f-5 Delegation Agreement between the Registrant and UMB Bank previously filed as Exhibit 99.g.2.A to PEA No. 11 and incorporated herein by reference.

(B)	Revised Appendix to Rule 17f-5 Delegation Agreement between the Registrant and UMB Bank, previously filed as Exhibit 99.g.2.B to PEA No. 17 and incorporated herein by reference.

(C)	Form of Amended and Revised Appendix to Rule 17f-5 Delegation Agreement between the Registrant and UMB Bank, previously filed as Exhibit 99.g.2.C to PEA No. 25 and incorporated herein by reference.

(h)           Other Material Contracts

(1)           Transfer Agency Agreements.

(A)
Transfer Agency Agreement by and between the Registrant and UMB Fund Services, Inc. (“UMBFS”) dated April 1, 2005 (the “Transfer Agency Agreement”), previously filed as Exhibit 99.h.1.A to PEA No. 9 and incorporated herein by reference.

(B)	Second Amended and Restated Schedule A to the Transfer Agency Agreement previously filed as Exhibit 99.h.1.B to PEA No. 11 and incorporated herein by reference.

(C)	Third Amended and Restated Schedule A to the Transfer Agency Agreement dated December 31, 2007, previously filed as Exhibit 99.h.1.C to PEA No. 17 and incorporated herein by reference.

(D)	Fourth Amended and Restated Schedule A to the Transfer Agency Agreement dated July 1, 2008, previously filed as Exhibit 99.h.1.D to PEA No. 17 and incorporated herein by reference.

(E)
Addendum to the Transfer Agency Agreement dated November 1, 2006 previously filed as Exhibit 99.h.1.C to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed on October 26, 2007 (Accession No. 0000909012-07-001345) ("PEA No. 15") and incorporated herein by reference.

(F)	SEC Rule 22c-2 Addendum to the Transfer Agency Agreement dated as of July 24, 2007 previously filed as Exhibit 99.h.1.D to PEA No. 15 and incorporated herein by reference.

(G)	Fifth Amended and Restated Schedule A to the Transfer Agency Agreement dated July 1, 2009, previously filed as Exhibit 99.h.1E to PEA No. 20 and incorporated herein by reference.

(H)	Form of Sixth Amended and Restated Schedule A to the Transfer Agency Agreement, previously filed as Exhibit 99.h.1.H to PEA No. 25 and incorporated herein by reference.

(2)	Inbound Call Management and Fulfillment Services Agreement.

(A)
Inbound Call Management and Fulfillment Services Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and Distributor dated August 6, 2001, relating to the Registrant (the “Call Management and Fulfillment Agreement”), previously filed as Exhibit 99.h.2 to PEA No. 3 and incorporated herein by reference.

(B)	Amendment Number One to the Call Management and Fulfillment Agreement, dated August 14, 2002, previously filed as Exhibit 99.h.2.B to PEA No. 6 and incorporated herein by reference.

(C)	Amended and Restated Schedule A to the Call Management and Fulfillment Agreement previously filed as Exhibit 99.h.2.C to PEA No. 11 and incorporated herein by reference.

(D)	Third Amended and Restated Schedule A to the Call Management and Fulfillment Agreement previously filed as Exhibit 99.h.3.C to PEA No. 17 and incorporated herein by reference.

(E)	Fourth Amended and Restated Schedule A to the Call Management and Fulfillment Agreement previously filed as Exhibit 99.h.3.D to PEA No. 17 and incorporated herein by reference.

(F)	Fifth Amended and Restated Schedule A to the Call Management and Fulfillment Agreement, previously filed as Exhibit 99.h.2.F to PEA No. 20 and incorporated herein by reference.

(G)	Form of Sixth Amended and Restated Schedule A to the Call Management and Fulfillment Agreement, previously filed as Exhibit 99.h.2.G to PEA No. 25 and incorporated herein by reference.

(3)	Administration and Fund Accounting Agreement.

(A)
Administration and Fund Accounting Agreement between the Registrant and UMBFS dated April 1, 2005 (the “Administration and Fund Accounting Agreement”), previously filed as Exhibit 99.h.3.A to PEA No. 9 and incorporated herein by reference.

(B)	Second Amended and Restated Schedule A to the Administration and Fund Accounting Agreement previously filed as Exhibit 99.h.3.B to PEA No. 11 and incorporated herein by reference.

(C)	Third Amended and Restated Schedule A to the Administration and Fund Accounting Agreement previously filed as Exhibit 99.h.3.C to PEA No. 17 and incorporated herein by reference.

(D)	Fourth Amended and Restated Schedule A to the Administration and Fund Accounting Agreement previously filed as Exhibit 99.h.3.D to PEA No. 17 and incorporated herein by reference.

(E)	Fifth Amended and Restated Schedule A to the Administration and Fund Accounting Agreement previously filed as Exhibit 99.h.3.E to PEA No. 20 and incorporated herein by reference.

(F)	Form of Sixth Amended and Restated Schedule A to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.F to PEA No. 25 and incorporated herein by reference.

(G)	Form of Second Amended and Restated Schedule B to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.G to PEA No. 25 and incorporated herein by reference.

(H)	Form of Second Amended and Restated Schedule C to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.H to PEA No. 25 and incorporated herein by reference.

(4)	Retirement Plan Agreement

(A)	Retirement Plan Agreement by and between UMB Bank, UMBFS and the Registrant, dated April 1, 2005, previously filed as Exhibit 99.g.3 to PEA No. 9 and incorporated herein by reference.

(B)	Amended and Restated Appendix A to the Retirements Plan Agreement dated July 1, 2010, previously filed as Exhibit 99.h.4.B to PEA No. 23 and incorporated herein by reference.

(5)
Form of Class Y Shareholder Servicing Plan on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.h.5 to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on January 28, 2011 (Accession No. 0001450791-11-000018) (“PEA No. 24”) and incorporated herein by reference.

(i)           Legal Opinion

(1)	Opinion of Counsel with respect to the legality of the securities issued by the series of the Registrant, previously filed as Exhibit 99.i.1 to PEA No. 24 and incorporated herein by reference.

(j)           Other Opinions

(1)	Power of Attorney of Scout Funds, previously filed as Exhibit 99.j.1 to PEA No. 18 and incorporated herein by reference.

(2)	Consent of Deloitte & Touche LLP is filed herewith.

(3)	Consent of Ernst & Young LLP is filed herewith.

(k)           Omitted Financial Statements

Not Applicable.

(l)            Initial Capital Agreements

Not Applicable.

(m)          Rule 12b-1 Plan

(1)
Service Class Distribution and Shareholder Servicing Plan adopted by the Registrant pursuant to Rule 12b-1 and effective as of February 22, 2007, previously filed as Exhibit 99.m.1 to PEA No. 12 and incorporated herein by reference.

(2)
Form of Class Y Distribution Plan adopted pursuant to Rule 12b-1 by the Registrant on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.m.2 to PEA No. 25 and incorporated herein by reference.

 (n)           Rule 18f-3 Plan

(1)	Multiple Class Plan Pursuant to Rule 18f-3 adopted by the Registrant and dated as of February 22, 2007, previously filed as Exhibit 99.n.1 to PEA No. 12 and incorporated herein by reference.

(2)
Form of Multiple Class Plan Pursuant to Rule 18f-3 adopted by the Registrant on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.n.2 to PEA No. 25 and incorporated herein by reference.

(p)           Code of Ethics

(1)
Fiduciary Services - Code of Ethics applicable to Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the Registrant, as amended September 30, 2010, previously filed as Exhibit 99.p.1 to PEA No. 23 and incorporated herein by reference.

(2)	Amended and Restated Code of Ethics of the Distributor, previously filed as Exhibit 99.p.2 to PEA No. 27 and incorporated herein by reference.

ITEM 29.                      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

None.

ITEM 30.                      INDEMNIFICATION:

Under the terms of the Delaware Statutory Trust Act (the “Delaware Act”) and the Registrant’s Declaration of Trust and By-Laws, no officer or trustee of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such limitation of liability is precluded by the Delaware Act, the Declaration of Trust, or the By-Laws.

Subject to the standards and restrictions set forth in the Registrant’s Declaration of Trust, Section 3817 of the Delaware Act permits a statutory trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever.  Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment advisor or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer.  Subject to the provisions of the By-Laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Registrant.  This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The By-Laws provide that in actions by others than the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.  The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person’s conduct was unlawful.  The By-Laws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding any provision to the contrary contained in the By-Laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent’s office with the Registrant.

No indemnification shall be made under the provisions of the By-Laws:

(a)           In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(b)           In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(c)           Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of Article VI of the By-Laws is obtained.

To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-Laws.

Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-Laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-Laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-Laws:

(a)           A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)); or

(b)           A written opinion by an independent legal counsel.

To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person’s capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Declaration of Trust.

ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR:

None

ITEM 32.                      PRINCIPAL UNDERWRITER:

(a)	Distributor also acts as distributor for:

Cheswold Lane Funds
Commonwealth International Series Trust
Giant 5 Funds
Green Century Funds
Lotsoff Capital Management Investment Trust
The Marsico Investment Fund
Nakoma Mutual Funds
The SteelPath MLP Funds Trust
The Westport Funds

(b)	Herewith is the information required by the following table with respect to each director, officer or partner of the Distributor:

Name and Principal Business Address	Position and Offices with Distributor	Positions and Offices with Registrant

Robert J. Tuszynski 803 West Michigan Street Milwaukee, WI 53233	President	None

Christine L. Mortensen 803 West Michigan Street Milwaukee, WI 53233	Treasurer	None

Constance Dye Shannon 803 West Michigan Street Milwaukee, WI 53233	Secretary	None

Karen Fay Luedtke 803 West Michigan Street Milwaukee, WI 53233	Chief Compliance Officer	None

(c)	The Distributor does not receive any remuneration or compensation from the Fund for the duties or services rendered to the Registrant pursuant to the Distribution Agreement.

ITEM 33.                      LOCATION OF ACCOUNTS AND RECORDS:

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules (17 CFR § 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of the Registrants at the Registrants’ corporate offices, except (1) records held and maintained by UMB Bank, 1010 Grand Boulevard, Kansas City, Missouri, 64106, relating to its function as custodian; (2) records held and maintained by UMBFS, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, relating to its functions as administrator, fund accountant, transfer agent and dividend disbursing agent and (3) records held and maintained by the Distributor, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, in its function as distributor.

ITEM 34.                      MANAGEMENT SERVICES:

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.                      UNDERTAKINGS:

Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri on the 2nd day of May, 2011.

Scout Funds

By:           /s/ Andrew J. Iseman
Andrew J. Iseman, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ James L. Moffett	Principal Executive Officer	May 2, 2011
James. L. Moffett*

/s/ C. Warren Green	Principal Financial Officer	May 2, 2011
C. Warren Green

/s/ Eric T. Jager	Trustee	May 2, 2011
Eric T. Jager*

/s/ William E. Hoffman	Trustee	May 2, 2011
William E. Hoffman*

/s/ Stephen F. Rose	Trustee	May 2, 2011
Stephen F. Rose*

/s/ William B. Greiner	Trustee	May 2, 2011
William B. Greiner*

/s/ Andrea F. Bielsker	Trustee	May 2, 2011
Andrea F. Bielsker*

*By:
/s/ Constance E. Martin
Constance E. Martin
Attorney-in-Fact
(Pursuant to Power of Attorney, previously filed with Post-Effective Amendment No. 18 to the Registrant's Registration Statement and incorporated herein by reference)

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT
(j)(2)	Consent of Deloitte & Touche LLP
(j)(3)	Consent of Ernst & Young LLP